Schedule of Investments (unaudited) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	1,153	$46,397
Aerojet Rocketdyne Holdings, Inc.	4,912	229,489
AeroVironment, Inc.(a)(b)	1,456	160,699
Astronics Corp.(a)	802	13,963
Axon Enterprise, Inc.(a)	3,374	511,532
Boeing Co.(a)	26,625	6,238,504
BWX Technologies, Inc.	5,525	369,733
Cubic Corp.	2,490	186,352
Curtiss-Wright Corp.	1,708	218,453
Ducommun, Inc.(a)	463	27,285
General Dynamics Corp.	12,296	2,339,068
HEICO Corp.	2,244	315,955
HEICO Corp., Class A	3,602	454,861
Hexcel Corp.(a)	3,961	223,440
Howmet Aerospace, Inc.(a)	19,185	613,153
Huntington Ingalls Industries, Inc.	2,098	445,447
Kaman Corp.	2,263	120,731
Kratos Defense & Security Solutions, Inc.(a)(b)	7,778	207,984
L3Harris Technologies, Inc.	10,267	2,148,164
Lockheed Martin Corp.	12,289	4,676,702
Maxar Technologies, Inc.	4,306	167,116
Mercury Systems, Inc.(a)	3,065	230,611
Moog, Inc., Class A	1,168	101,090
National Presto Industries, Inc.	228	23,457
Northrop Grumman Corp.	7,735	2,741,593
PAE, Inc.(a)	2,523	22,631
Park Aerospace Corp.	658	8,876
Parsons Corp.(a)	762	33,779
Raytheon Technologies Corp.	70,789	5,892,476
Spirit AeroSystems Holdings, Inc., Class A(b)	6,143	280,674
Teledyne Technologies, Inc.(a)	1,775	794,756
Textron, Inc.(b)	11,391	731,758
TransDigm Group, Inc.(a)	2,595	1,592,655
Triumph Group, Inc.(a)	1,724	29,170
Vectrus, Inc.(a)	359	18,794
Virgin Galactic Holdings Inc.(a)(b)	4,643	102,842

		32,320,190

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)	2,478	65,221
Atlas Air Worldwide Holdings, Inc.(a)	1,045	70,966
C.H. Robinson Worldwide, Inc.	6,622	642,864
Echo Global Logistics, Inc.(a)	852	27,860
Expeditors International of Washington, Inc.	8,429	926,010
FedEx Corp.	12,168	3,532,492
Forward Air Corp.	2,066	182,407
Hub Group, Inc., Class A(a)	1,423	93,520
Radiant Logistics, Inc.(a)	1,065	7,114
United Parcel Service, Inc., Class B	35,665	7,270,667
XPO Logistics, Inc.(a)	4,436	617,136

		13,436,257

Airlines(a) — 0.3%
Alaska Air Group, Inc.	6,490	448,719
Allegiant Travel Co.	581	136,959
American Airlines Group, Inc.	30,961	672,473
Copa Holdings SA, Class A	1,977	171,010
Delta Air Lines, Inc.	31,680	1,486,426
Hawaiian Holdings, Inc.	4,017	100,867
JetBlue Airways Corp.	13,676	278,443
Mesa Air Group, Inc.	1,258	14,165

Security	Shares	Value

Airlines (continued)
SkyWest, Inc.	2,310	$114,715
Southwest Airlines Co.	29,112	1,827,651
Spirit Airlines, Inc.	4,354	155,960
United Airlines Holdings, Inc.	15,102	821,549

		6,228,937

Auto Components — 0.3%
Adient PLC(a)	4,447	206,074
American Axle & Manufacturing Holdings, Inc.(a)	11,157	103,537
Aptiv PLC(a)	13,113	1,886,830
BorgWarner, Inc.	12,378	601,323
Cooper Tire & Rubber Co.	2,364	134,724
Cooper-Standard Holdings, Inc.(a)	597	17,337
Dana, Inc.	9,804	248,041
Dorman Products, Inc.(a)	1,364	135,282
Fox Factory Holding Corp.(a)	2,189	335,420
Gentex Corp.	11,905	418,818
Gentherm, Inc.(a)	1,168	83,162
Goodyear Tire & Rubber Co.(a)	10,355	178,210
LCI Industries	998	146,207
Lear Corp.	3,068	564,021
Modine Manufacturing Co.(a)	1,640	26,699
Motorcar Parts of America, Inc.(a)	702	15,163
Patrick Industries, Inc.	988	88,525
Standard Motor Products, Inc.	1,011	43,301
Stoneridge, Inc.(a)	828	27,531
Tenneco, Inc., Class A(a)	1,503	15,135
Visteon Corp.(a)	1,544	188,075
XPEL Inc.(a)	752	48,203

		5,511,618

Automobiles — 1.6%
Ford Motor Co.(a)	193,429	2,232,171
General Motors Co.(a)	61,938	3,544,092
Harley-Davidson, Inc.	8,088	391,217
Tesla, Inc.(a)	38,174	27,082,163
Thor Industries, Inc.	2,733	386,965
Winnebago Industries, Inc.	1,510	120,724
Workhorse Group, Inc.(a)(b)	3,665	45,409

		33,802,741

Banks — 4.5%
1st Source Corp.	2,971	141,390
ACNB Corp.	387	10,642
Allegiance Bancshares, Inc.	408	16,157
Altabancorp	363	15,155
Amalgamated Financial Corp.	666	10,756
Amerant Bancorp, Inc.(a)	643	12,185
American National Bankshares, Inc.	234	7,963
Ameris Bancorp	2,122	114,779
Ames National Corp.	233	5,890
Arrow Financial Corp.	482	17,039
Associated Banc-Corp.	11,012	241,053
Atlantic Capital Bancshares, Inc.(a)	685	18,324
Atlantic Union Bankshares Corp.	6,035	233,373
Banc of California, Inc.	1,360	24,344
BancFirst Corp.	744	51,715
Bancorp, Inc.(a)	1,904	42,278
BancorpSouth Bank	7,297	215,918
Bank First Corp.	309	22,347
Bank of America Corp.	387,179	15,692,365
Bank of Commerce Holdings	737	9,515
Bank of Hawaii Corp.	1,939	176,236
Bank of Marin Bancorp	316	11,193

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of NT Butterfield & Son Ltd.	2,038	$79,930
Bank of Princeton	383	11,433
Bank OZK	7,266	297,833
BankFinancial Corp.	603	6,283
BankUnited, Inc.	3,569	166,351
Bankwell Financial Group, Inc.	364	9,832
Banner Corp.	981	55,760
Bar Harbor Bankshares	399	11,435
Baycom Corp.(a)	382	6,910
Berkshire Hills Bancorp, Inc.	2,000	44,380
BOK Financial Corp.	2,161	190,038
Boston Private Financial Holdings, Inc.	3,138	46,191
Brookline Bancorp, Inc.	2,260	36,386
Bryn Mawr Bank Corp.	2,664	122,437
Business First Bancshares, Inc.	1,155	27,454
Byline Bancorp, Inc.	413	9,375
C&F Financial Corp.	148	6,243
Cadence BanCorp.	4,445	98,901
Cambridge Bancorp	245	21,450
Camden National Corp.	528	25,196
Capital Bancorp, Inc.(a)	1,711	37,591
Capital City Bank Group, Inc.	363	9,173
Carter Bankshares, Inc.(a)	1,048	13,572
Cathay General Bancorp	6,562	265,630
CBTX, Inc.	506	15,823
Central Pacific Financial Corp.	427	11,508
Central Valley Community Bancorp	191	3,751
Century Bancorp, Inc., Class A	231	26,392
Chemung Financial Corp.	179	7,607
ChoiceOne Financial Services, Inc.	423	10,380
CIT Group, Inc.	5,693	303,380
Citigroup, Inc.	104,083	7,414,873
Citizens & Northern Corp.	381	9,411
Citizens Financial Group, Inc.	21,620	1,000,574
City Holding Co.	442	34,211
Civista Bancshares, Inc.	808	18,689
CNB Financial Corp.	283	7,205
Codorus Valley Bancorp, Inc.	340	6,256
Columbia Banking System, Inc.	2,735	119,054
Comerica, Inc.	7,646	574,673
Commerce Bancshares, Inc.	5,423	421,964
Community Bank System, Inc.	1,925	149,438
Community Trust Bancorp, Inc.	487	21,701
ConnectOne Bancorp, Inc.	960	26,064
CrossFirst Bankshares, Inc.(a)	2,745	40,461
Cullen/Frost Bankers, Inc.	2,653	318,519
Customers Bancorp, Inc.(a)	1,068	36,867
CVB Financial Corp.	5,185	109,974
Dime Community Bancshares, Inc.	1,013	33,551
Eagle Bancorp, Inc.	1,044	55,760
East West Bancorp, Inc.	6,844	521,171
Eastern Bankshares, Inc.	7,654	163,260
Enterprise Bancorp, Inc.	214	7,454
Enterprise Financial Services Corp.	1,294	63,574
Equity Bancshares, Inc., Class A(a)	361	10,563
Esquire Financial Holdings, Inc.(a)(b)	695	15,950
Farmers & Merchants Bancorp, Inc./Archbold	870	20,445
Farmers National Banc Corp.	551	9,136
FB Financial Corp.	1,697	71,206
Fidelity D&D Bancorp, Inc.	168	9,452
Fifth Third Bancorp	35,452	1,437,224
Financial Institutions, Inc.	439	14,017
First Bancorp, Inc.	314	8,883

Security	Shares	Value

Banks (continued)
First BanCorp, Puerto Rico	7,080	$88,996
First Bancorp/Southern Pines NC	897	38,033
First Bancshares, Inc.	1,176	46,005
First Bank/Hamilton	1,767	22,423
First Busey Corp.	5,040	125,899
First Business Financial Services, Inc.	443	11,722
First Capital, Inc.	165	7,438
First Choice Bancorp	314	10,054
First Citizens BancShares, Inc., Class A	304	263,708
First Commonwealth Financial Corp.	3,047	44,151
First Community Bancshares, Inc.	576	16,831
First Financial Bancorp	3,534	86,618
First Financial Bankshares, Inc.	6,582	323,045
First Financial Corp.	515	22,784
First Foundation, Inc.	1,126	26,799
First Hawaiian, Inc.	8,296	227,808
First Horizon Corp.	28,043	512,906
First Internet Bancorp	258	8,862
First Interstate Bancsystem, Inc., Class A	3,654	171,628
First Merchants Corp.	2,071	95,701
First Mid Bancshares, Inc.	285	12,409
First Midwest Bancorp, Inc.	3,526	73,940
First Northwest Bancorp	1,308	21,948
First of Long Island Corp.	640	13,626
First Republic Bank	8,533	1,563,587
Flushing Financial Corp.	756	17,592
FNB Corp.	21,005	270,754
Fulton Financial Corp.	13,803	235,341
FVCBankcorp, Inc.(a)	685	12,049
German American Bancorp, Inc.	1,941	84,103
Glacier Bancorp, Inc.	5,186	305,715
Great Southern Bancorp, Inc.	266	15,005
Great Western Bancorp, Inc.	1,846	61,010
Guaranty Bancshares, Inc.	297	11,553
Hancock Whitney Corp.	4,994	230,923
Hanmi Financial Corp.	907	18,412
HarborOne Bancorp, Inc.	9,802	140,267
Heartland Financial USA, Inc.	2,318	116,526
Heritage Commerce Corp.	1,357	16,379
Heritage Financial Corp.	1,053	29,589
Hilltop Holdings, Inc.	4,497	158,294
Home BancShares, Inc.	8,335	231,963
HomeTrust Bancshares, Inc.	642	17,591
Hope Bancorp, Inc.	3,638	54,606
Horizon Bancorp	897	16,451
Howard Bancorp, Inc.(a)	467	7,864
Huntington Bancshares, Inc.	50,053	766,812
Independent Bank Corp.	2,109	119,930
Independent Bank Group, Inc.	1,861	140,524
International Bancshares Corp.	2,159	102,315
Investar Holding Corp.	897	19,833
Investors Bancorp, Inc.	8,514	124,645
JPMorgan Chase & Co.	151,572	23,313,289
KeyCorp.	49,314	1,073,073
Lakeland Bancorp, Inc.	4,929	89,363
Lakeland Financial Corp.	1,121	73,123
LCNB Corp.	345	6,251
Live Oak Bancshares, Inc.	1,286	82,253
M&T Bank Corp.	6,574	1,036,654
Macatawa Bank Corp.	816	7,809
MainStreet Bancshares, Inc.(a)	536	11,363
Mercantile Bank Corp.	497	16,043
Metrocity Bankshares, Inc.	765	12,248

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Metropolitan Bank Holding Corp.(a)	180	$11,313
Midland States Bancorp, Inc.	963	27,137
MidWestOne Financial Group, Inc.	266	8,395
National Bank Holdings Corp., Class A	890	35,511
National Bankshares, Inc.	185	6,640
NBT Bancorp, Inc.	1,281	48,537
Nicolet Bankshares, Inc.(a)	324	25,842
Northrim BanCorp, Inc.	226	9,639
Norwood Financial Corp.	331	8,437
Oak Valley Bancorp	65	1,153
OceanFirst Financial Corp.	6,406	146,441
OFG Bancorp	1,912	45,295
Ohio Valley Banc Corp.	173	3,872
Old National Bancorp	5,681	107,371
Old Second Bancorp, Inc.	606	8,005
Origin Bancorp, Inc.	2,864	125,243
Orrstown Financial Services, Inc.	348	8,251
Pacific Premier Bancorp, Inc.	3,852	169,604
PacWest Bancorp	5,571	241,837
Park National Corp.	615	76,930
Peapack Gladstone Financial Corp.	523	16,736
Penns Woods Bancorp, Inc.	243	5,832
Peoples Bancorp, Inc.	664	22,197
Peoples Financial Services Corp.	546	23,287
People’s United Financial, Inc.	22,583	409,430
Pinnacle Financial Partners, Inc.	3,551	311,210
PNC Financial Services Group, Inc.	21,199	3,963,153
Popular, Inc.	3,942	291,550
Preferred Bank	405	26,544
Premier Financial Bancorp, Inc.	500	9,470
Primis Financial Corp.	518	7,433
Prosperity Bancshares, Inc.	5,133	376,557
QCR Holdings, Inc.	413	19,915
RBB Bancorp	350	7,378
Red River Bancshares, Inc.	282	15,690
Regions Financial Corp.	48,735	1,062,423
Reliant Bancorp, Inc.	1,151	31,802
Renasant Corp.	1,899	80,005
Republic Bancorp, Inc., Class A	204	9,166
Republic First Bancorp, Inc.(a)	1,213	4,840
S&T Bancorp, Inc.	1,347	44,384
Sandy Spring Bancorp, Inc.	2,975	134,946
Seacoast Banking Corp. of Florida	1,610	58,523
Select Bancorp, Inc.(a)	1,948	22,967
ServisFirst Bancshares, Inc.	2,269	143,492
Sierra Bancorp	304	8,229
Signature Bank	2,772	697,186
Silvergate Capital Corp., Class A(a)	833	89,314
Simmons First National Corp., Class A	3,421	97,498
SmartFinancial, Inc.	348	8,244
South State Corp.	4,238	357,348
Southern First Bancshares, Inc.(a)	161	8,291
Southside Bancshares, Inc.	1,208	48,501
Spirit of Texas Bancshares, Inc.	929	21,525
Sterling Bancorp	9,812	246,576
Stock Yards Bancorp, Inc.	675	34,533
Summit Financial Group, Inc.	488	12,712
SVB Financial Group(a)(b)	2,512	1,436,437
Synovus Financial Corp.	6,488	304,028
TCF Financial Corp.(a)	7,289	331,795
Texas Capital Bancshares, Inc.(a)	2,298	157,712
Tompkins Financial Corp.	571	44,624

Security	Shares	Value

Banks (continued)
TowneBank	7,118	$220,516
Trico Bancshares	1,297	60,025
TriState Capital Holdings, Inc.(a)	771	18,404
Triumph Bancorp, Inc.(a)	1,117	99,000
Truist Financial Corp.	67,490	4,002,832
Trustmark Corp.	2,824	91,526
U.S. Bancorp	67,966	4,033,782
UMB Financial Corp.	1,754	170,191
Umpqua Holdings Corp.	14,570	271,585
United Bankshares, Inc.	5,636	221,326
United Community Banks, Inc.	2,390	78,201
Unity Bancorp, Inc.	498	10,981
Univest Financial Corp.	5,080	141,884
Valley National Bancorp	24,157	332,642
Veritex Holdings, Inc.	1,506	50,873
Washington Trust Bancorp, Inc.	832	42,474
Webster Financial Corp.	4,014	212,381
Wells Fargo & Co.	189,375	8,531,344
WesBanco, Inc.	5,194	188,490
West BanCorp., Inc.	346	9,086
Westamerica BanCorp.	987	62,576
Western Alliance Bancorp	4,691	492,883
Wintrust Financial Corp.	2,712	209,095
Zions Bancorp NA	7,979	445,228

		96,821,519

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	434	527,957
Brown-Forman Corp., Class A	1,920	136,992
Brown-Forman Corp., Class B	9,129	696,360
Celsius Holdings, Inc.(a)	1,729	99,072
Coca-Cola Co.	192,928	10,414,253
Coca-Cola Consolidated, Inc.(b)	211	61,876
Constellation Brands, Inc., Class A	8,010	1,924,963
Keurig Dr Pepper, Inc.	34,303	1,229,763
MGP Ingredients, Inc.(b)	444	26,684
Molson Coors Beverage Co., Class B(a)	9,125	501,419
Monster Beverage Corp.(a)	18,390	1,784,750
National Beverage Corp.	1,082	52,574
NewAge, Inc.(a)	4,799	10,510
PepsiCo, Inc.	69,353	9,997,928
Primo Water Corp.	11,752	196,728

		27,661,829

Biotechnology — 2.5%
89bio, Inc.(a)	289	7,598
AbbVie, Inc.	87,716	9,780,334
Abeona Therapeutics, Inc.(a)	11,658	20,635
ACADIA Pharmaceuticals, Inc.(a)	4,619	94,967
Acceleron Pharma, Inc.(a)	2,520	314,924
ADMA Biologics, Inc.(a)(b)	2,777	5,443
Aduro Biotech, Inc.(a)(c)	400	1,200
Adverum Biotechnologies, Inc.(a)	3,722	14,516
Aeglea BioTherapeutics, Inc.(a)(b)	2,074	16,136
Affimed NV(a)	4,124	44,086
Agenus, Inc.(a)(b)	8,555	26,435
Agios Pharmaceuticals, Inc.(a)(b)	2,966	165,503
Akebia Therapeutics, Inc.(a)(b)	4,847	15,462
Akero Therapeutics, Inc.(a)(b)	963	29,660
Akouos, Inc.(a)	2,027	28,824
Albireo Pharma, Inc.(a)	609	19,549
Alector, Inc.(a)(b)	1,848	36,036
Alexion Pharmaceuticals, Inc.(a)	10,571	1,783,116
Alkermes PLC(a)	9,395	206,737

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Allakos, Inc.(a)	1,209	$131,926
Allogene Therapeutics, Inc.(a)(b)	3,795	117,341
Allovir, Inc.(a)	3,360	79,397
Alnylam Pharmaceuticals, Inc.(a)	6,060	852,278
ALX Oncology Holdings, Inc.(a)	841	52,697
Amgen, Inc.	29,104	6,974,483
Amicus Therapeutics, Inc.(a)	16,780	165,115
AnaptysBio, Inc.(a)	865	20,198
Anavex Life Sciences Corp.(a)	2,552	30,828
Anika Therapeutics, Inc.(a)	494	19,849
Annexon, Inc.(a)	2,127	42,391
Apellis Pharmaceuticals, Inc.(a)	2,528	128,094
Applied Molecular Transport, Inc.(a)	933	53,638
Applied Therapeutics, Inc.(a)	339	6,278
Aprea Therapeutics, Inc.(a)	341	1,599
Arcturus Therapeutics Holdings, Inc.(a)(b)	826	30,281
Arcus Biosciences, Inc.(a)	2,050	69,187
Arcutis Biotherapeutics, Inc.(a)	2,795	93,632
Ardelyx, Inc.(a)(b)	2,213	16,177
Arena Pharmaceuticals, Inc.(a)	2,753	188,938
Arrowhead Pharmaceuticals, Inc.(a)	5,860	426,374
Assembly Biosciences, Inc.(a)	1,357	5,808
Atara Biotherapeutics, Inc.(a)	7,631	107,292
Athenex, Inc.(a)	2,643	10,598
Athersys, Inc.(a)	6,963	11,628
Atreca, Inc., Class A(a)	1,687	20,143
Avid Bioservices, Inc.(a)	2,581	55,246
Avidity Biosciences, Inc.(a)(b)	896	21,002
Avrobio, Inc.(a)	1,777	20,755
Beam Therapeutics, Inc.(a)	1,815	148,830
Beyondspring, Inc.(a)	425	4,586
BioAtla, Inc.(a)	811	40,217
BioCryst Pharmaceuticals, Inc.(a)	7,146	83,144
Biogen, Inc.(a)	7,592	2,029,569
Biohaven Pharmaceutical Holding Co. Ltd.(a)	2,283	171,453
BioMarin Pharmaceutical, Inc.(a)	9,002	701,436
Bioxcel Therapeutics, Inc.(a)	439	14,913
Black Diamond Therapeutics, Inc.(a)(b)	546	14,545
Bluebird Bio, Inc.(a)	2,767	83,010
Blueprint Medicines Corp.(a)	3,381	325,658
Bolt Biotherapeutics, Inc.(a)	1,119	25,021
Bridgebio Pharma, Inc.(a)	5,402	302,080
C4 Therapeutics, Inc.(a)	755	24,990
Calithera Biosciences, Inc.(a)	5,258	11,410
CareDx, Inc.(a)	2,042	161,461
CASI Pharmaceuticals, Inc.(a)	1,541	2,758
Catalyst Pharmaceuticals, Inc.(a)	2,952	13,520
CEL-SCI Corp.(a)(b)	1,266	30,549
ChemoCentryx, Inc.(a)	1,939	93,712
Chimerix, Inc.(a)	5,800	50,518
Chinook Therapeutics, Inc.(a)	400	7,180
Clovis Oncology, Inc.(a)(b)	3,846	22,845
Coherus Biosciences, Inc.(a)	2,172	32,146
Concert Pharmaceuticals, Inc.(a)	1,838	7,628
Constellation Pharmaceuticals, Inc.(a)	777	16,799
Corbus Pharmaceuticals Holdings, Inc.(a)	3,028	5,450
Cortexyme, Inc.(a)	681	26,675
Crinetics Pharmaceuticals, Inc.(a)	1,292	22,365
Cue Biopharma, Inc.(a)	690	8,370
Cullinan Oncology, Inc.(a)	976	31,681
Cyclerion Therapeutics, Inc.(a)	437	953
Cytokinetics, Inc.(a)	2,748	69,909
CytomX Therapeutics, Inc.(a)	1,362	12,748

Security	Shares	Value

Biotechnology (continued)
Deciphera Pharmaceuticals, Inc.(a)(b)	1,434	$66,495
Denali Therapeutics, Inc.(a)	3,656	220,969
DermTech, Inc.(a)	511	21,488
Dicerna Pharmaceuticals, Inc.(a)	3,066	95,629
Dyadic International, Inc.(a)	1,211	5,462
Dynavax Technologies Corp.(a)	3,907	38,992
Eagle Pharmaceuticals, Inc.(a)	611	24,947
Editas Medicine, Inc.(a)(b)	3,324	123,021
Eiger Biopharmaceuticals, Inc.(a)	1,014	8,609
Emergent Biosolutions, Inc.(a)	2,504	152,694
Enanta Pharmaceuticals, Inc.(a)	870	44,144
Epizyme, Inc.(a)	3,608	28,178
Esperion Therapeutics, Inc.(a)(b)	1,000	26,950
Evelo Biosciences, Inc.(a)	1,111	14,610
Exact Sciences Corp.(a)	7,296	961,759
Exelixis, Inc.(a)	17,686	435,429
Fate Therapeutics, Inc.(a)	4,192	366,339
FibroGen, Inc.(a)(b)	5,503	122,827
Flexion Therapeutics, Inc.(a)	2,257	17,514
Forma Therapeutics Holdings, Inc.(a)(b)	1,944	52,391
Frequency Therapeutics, Inc.(a)	1,215	14,106
G1 Therapeutics, Inc.(a)(b)	1,196	25,200
Galectin Therapeutics, Inc.(a)	3,667	16,208
Generation Bio Co.(a)	1,780	64,899
Geron Corp.(a)(b)	13,028	18,891
Gilead Sciences, Inc.	62,551	3,970,112
Global Blood Therapeutics, Inc.(a)(b)	2,477	101,012
GlycoMimetics, Inc.(a)	1,052	2,525
Gossamer Bio, Inc.(a)	2,626	22,689
Gritstone Oncology, Inc.(a)	1,243	11,249
Halozyme Therapeutics, Inc.(a)	5,913	295,354
Harpoon Therapeutics, Inc.(a)	690	15,622
Heron Therapeutics, Inc.(a)(b)	3,694	64,571
Homology Medicines, Inc.(a)	2,223	15,050
Horizon Therapeutics PLC(a)	9,467	895,768
iBio, Inc.(a)	41,253	56,517
Ideaya Biosciences, Inc.(a)	828	17,015
IGM Biosciences, Inc.(a)	263	18,599
ImmunityBio, Inc.(a)(b)	1,092	19,383
ImmunoGen, Inc.(a)	7,516	60,579
Immunovant, Inc.(a)	1,328	20,823
Incyte Corp.(a)	9,222	787,374
Inovio Pharmaceuticals, Inc.(a)(b)	9,164	62,407
Insmed, Inc.(a)	6,672	225,047
Intellia Therapeutics, Inc.(a)	2,520	193,460
Intercept Pharmaceuticals, Inc.(a)	997	19,721
Invitae Corp.(a)(b)	5,389	188,076
Ionis Pharmaceuticals, Inc.(a)	6,531	279,657
Iovance Biotherapeutics, Inc.(a)	6,404	201,342
Ironwood Pharmaceuticals, Inc.(a)	7,031	77,622
iTeos Therapeutics, Inc.(a)	952	22,382
Kadmon Holdings, Inc.(a)	5,651	22,943
KalVista Pharmaceuticals, Inc.(a)	672	16,780
Karuna Therapeutics, Inc.(a)	589	65,385
Karyopharm Therapeutics, Inc.(a)(b)	2,939	27,450
Keros Therapeutics, Inc.(a)	477	28,048
Kezar Life Sciences, Inc.(a)	2,971	17,321
Kindred Biosciences, Inc.(a)	4,184	20,920
Kiniksa Pharmaceuticals Ltd., Class A(a)	935	15,390
Kinnate Biopharma, Inc.(a)	1,144	30,682
Kodiak Sciences, Inc.(a)	1,925	232,617
Kronos Bio, Inc.(a)	1,459	39,495
Krystal Biotech, Inc.(a)	612	48,617

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Kura Oncology, Inc.(a)	2,314	$62,316
La Jolla Pharmaceutical Co.(a)(b)	594	2,637
Lexicon Pharmaceuticals, Inc.(a)	1,529	7,431
Ligand Pharmaceuticals, Inc.(a)	631	92,057
MacroGenics, Inc.(a)	2,404	77,793
Madrigal Pharmaceuticals, Inc.(a)(b)	383	52,126
Magenta Therapeutics, Inc.(a)	606	7,060
MannKind Corp.(a)	10,087	46,098
MediciNova, Inc.(a)(b)	1,426	6,260
MEI Pharma, Inc.(a)(b)	4,856	17,724
MeiraGTx Holdings PLC(a)	593	8,883
Mersana Therapeutics, Inc.(a)	1,864	29,694
Minerva Neurosciences, Inc.(a)	1,232	2,932
Mirati Therapeutics, Inc.(a)	2,245	373,164
Moderna, Inc.(a)	14,172	2,534,237
Molecular Templates, Inc.(a)	873	8,171
Morphic Holding, Inc.(a)	614	34,016
Myriad Genetics, Inc.(a)	3,078	93,017
Natera, Inc.(a)	3,376	371,428
Neoleukin Therapeutics, Inc.(a)	1,127	14,076
Neurocrine Biosciences, Inc.(a)	4,851	458,371
NextCure, Inc.(a)	521	4,569
Nkarta, Inc.(a)	599	19,078
Novavax, Inc.(a)	2,995	709,605
Nurix Therapeutics Inc.(a)	2,503	87,154
Olema Pharmaceuticals, Inc.(a)	931	26,115
OPKO Health, Inc.(a)	16,632	68,191
ORIC Pharmaceuticals, Inc.(a)(b)	831	20,052
Oyster Point Pharma, Inc.(a)(b)	333	6,876
Passage Bio, Inc.(a)	1,051	19,717
Pieris Pharmaceuticals, Inc.(a)	1,775	3,834
PMV Pharmaceuticals, Inc.(a)	649	21,891
Poseida Therapeutics, Inc.(a)	6,387	59,782
Praxis Precision Medicines, Inc.(a)(b)	658	20,174
Precigen, Inc.(a)(b)	2,222	17,187
Precision BioSciences, Inc.(a)	1,437	13,350
Prelude Therapeutics, Inc.(a)	414	17,156
Protagonist Therapeutics, Inc.(a)	1,537	44,481
Prothena Corp. PLC(a)	1,072	28,451
PTC Therapeutics, Inc.(a)	2,470	101,789
Puma Biotechnology, Inc.(a)	955	9,416
Radius Health, Inc.(a)	1,660	37,018
Rapt Therapeutics, Inc.(a)	500	10,970
Regeneron Pharmaceuticals, Inc.(a)	4,836	2,327,567
REGENXBIO, Inc.(a)	1,239	42,981
Relay Therapeutics, Inc.(a)	2,269	71,950
Replimune Group, Inc.(a)	874	31,980
Revolution Medicines, Inc.(a)	2,113	70,130
Rhythm Pharmaceuticals, Inc.(a)	1,350	29,106
Rigel Pharmaceuticals, Inc.(a)	5,790	21,539
Rocket Pharmaceuticals, Inc.(a)(b)	2,580	118,267
Rubius Therapeutics, Inc.(a)(b)	1,723	43,109
Sage Therapeutics, Inc.(a)	3,015	237,461
Sana Biotechnology, Inc.(a)(b)	1,441	30,981
Sangamo Therapeutics, Inc.(a)	4,375	51,537
Sarepta Therapeutics, Inc.(a)	4,550	322,322
Savara, Inc.(a)	756	1,436
Scholar Rock Holding Corp.(a)	2,051	66,350
Seagen, Inc.(a)	6,213	893,181
Seres Therapeutics, Inc.(a)	2,088	43,451
Shattuck Labs, Inc.(a)	816	30,747
Silverback Therapeutics, Inc.(a)	896	28,717

Security	Shares	Value

Biotechnology (continued)
Solid Biosciences, Inc.(a)	285	$1,451
Sorrento Therapeutics, Inc.(a)(b)	16,623	136,807
Spectrum Pharmaceuticals, Inc.(a)	8,396	26,112
Spero Therapeutics, Inc.(a)(b)	858	11,806
SpringWorks Therapeutics, Inc.(a)	863	62,015
Stoke Therapeutics, Inc.(a)	449	14,503
Sutro Biopharma, Inc.(a)	1,308	26,827
Syndax Pharmaceuticals, Inc.(a)	893	14,234
Syros Pharmaceuticals, Inc.(a)	1,897	11,458
TCR2 Therapeutics, Inc.(a)	1,361	30,908
TG Therapeutics, Inc.(a)	5,690	254,400
Translate Bio, Inc.(a)	3,035	70,473
Travere Therapeutics, Inc.(a)	2,163	53,469
Turning Point Therapeutics, Inc.(a)	1,818	138,586
Twist Bioscience Corp.(a)	2,873	385,528
Tyme Technologies, Inc.(a)(b)	7,772	12,047
Ultragenyx Pharmaceutical, Inc.(a)	2,916	325,542
United Therapeutics Corp.(a)	2,497	503,295
UNITY Biotechnology, Inc.(a)	1,493	7,420
UroGen Pharma Ltd.(a)	839	16,319
Vanda Pharmaceuticals, Inc.(a)	1,628	27,025
VBI Vaccines, Inc.(a)	9,724	30,631
Veracyte, Inc.(a)	3,457	171,986
Verastem, Inc.(a)	8,381	25,730
Vericel Corp.(a)	2,941	183,577
Vertex Pharmaceuticals, Inc.(a)	12,996	2,835,727
Viking Therapeutics, Inc.(a)	2,199	14,052
Vir Biotechnology, Inc.(a)	4,015	191,676
Voyager Therapeutics, Inc.(a)	1,875	9,037
X4 Pharmaceuticals, Inc.(a)	1,130	9,469
XBiotech, Inc.(a)(b)	663	11,324
Xencor, Inc.(a)	2,385	101,506
Y-mAbs Therapeutics, Inc.(a)	1,225	36,836
Zentalis Pharmaceuticals, Inc.(a)	1,077	63,888
ZIOPHARM Oncology, Inc.(a)	9,111	31,524

		54,096,165

Building Products — 0.6%
A O Smith Corp.	6,529	442,340
AAON, Inc.	2,797	182,952
Advanced Drainage Systems, Inc.	2,628	293,442
Allegion PLC	4,653	625,270
Alpha Pro Tech Ltd.(a)(b)	674	6,039
American Woodmark Corp.(a)	609	60,571
Apogee Enterprises, Inc.	840	29,509
Armstrong World Industries, Inc.	2,704	280,270
AZEK Co., Inc.(a)	4,038	194,955
Builders FirstSource, Inc.(a)	9,755	474,776
Caesarstone Ltd.	516	7,203
Carrier Global Corp.	42,805	1,865,442
Cornerstone Building Brands, Inc.(a)	1,292	18,165
CSW Industrials, Inc.	651	88,152
Fortune Brands Home & Security, Inc.	6,896	723,942
Gibraltar Industries, Inc.(a)	1,619	148,721
Griffon Corp.	1,493	40,490
Insteel Industries, Inc.	524	19,980
JELD-WEN Holding, Inc.(a)	2,884	84,126
Johnson Controls International PLC	35,972	2,242,494
Lennox International, Inc.	1,665	558,341
Masco Corp.	12,695	810,957
Masonite International Corp.(a)	1,016	128,311
Owens Corning	5,153	498,862
PGT Innovations, Inc.(a)	2,429	63,956

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Quanex Building Products Corp.	1,001	$27,317
Resideo Technologies, Inc.(a)	9,261	277,923
Simpson Manufacturing Co., Inc.	2,061	232,275
Trane Technologies PLC	11,804	2,051,889
Trex Co., Inc.(a)	5,995	647,400
UFP Industries, Inc.	2,592	217,832

		13,343,902

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	2,382	383,907
Ameriprise Financial, Inc.	5,886	1,520,942
Apollo Global Management, Inc.	8,882	491,796
Ares Management Corp., Class A	4,688	246,214
Artisan Partners Asset Management, Inc., Class A	2,234	113,755
Assetmark Financial Holdings, Inc.(a)	965	21,732
Associated Capital Group, Inc., Class A	82	2,930
B. Riley Financial, Inc.	660	47,051
Bank of New York Mellon Corp.	39,486	1,969,562
BGC Partners, Inc., Class A	26,097	138,314
BlackRock, Inc.(d)	7,313	5,991,541
Blucora, Inc.(a)	1,592	22,917
Brightsphere Investment Group, Inc.	2,330	52,448
Carlyle Group, Inc.	7,282	310,650
Cboe Global Markets, Inc.	5,459	569,756
Charles Schwab Corp.	68,525	4,824,160
CME Group, Inc.	17,709	3,577,041
Cohen & Steers, Inc.	970	65,979
Cowen, Inc., Class A	2,650	104,649
Diamond Hill Investment Group, Inc.	101	17,271
Donnelley Financial Solutions, Inc.(a)	1,284	39,239
Evercore, Inc., Class A	2,315	324,401
FactSet Research Systems, Inc.	1,851	622,343
Federated Hermes, Inc.	5,140	148,032
Focus Financial Partners, Inc., Class A(a)	3,051	143,580
Franklin Resources, Inc.	15,056	451,680
GAMCO Investors, Inc., Class A	133	2,617
Goldman Sachs Group, Inc.	16,444	5,729,912
Greenhill & Co., Inc.	768	11,658
Hamilton Lane, Inc., Class A	1,430	129,343
Houlihan Lokey, Inc.	2,307	152,885
Interactive Brokers Group, Inc., Class A	3,579	255,970
Intercontinental Exchange, Inc.	27,544	3,242,204
Invesco Ltd.	19,916	537,732
Jefferies Financial Group, Inc.	11,990	389,795
KKR & Co., Inc.	26,500	1,499,370
Lazard Ltd., Class A	6,042	271,830
LPL Financial Holdings, Inc.	3,978	623,353
MarketAxess Holdings, Inc.	1,826	891,928
Moelis & Co., Class A(a)	2,204	119,633
Moody’s Corp.	8,111	2,649,945
Morgan Stanley	69,381	5,727,402
Morningstar, Inc.	1,232	326,492
MSCI, Inc.	3,972	1,929,478
Nasdaq, Inc.	5,525	892,508
Northern Trust Corp.	9,445	1,074,841
Oppenheimer Holdings, Inc., Class A	269	13,765
Piper Sandler Cos	741	85,949
PJT Partners, Inc., Class A	1,005	73,898
Pzena Investment Management, Inc., Class A	1,238	13,036
Raymond James Financial, Inc.	5,950	778,141
S&P Global, Inc.	12,007	4,687,413
Safeguard Scientifics, Inc.(a)	589	3,628
Sculptor Capital Management, Inc.	904	20,557

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	5,616	$345,047
State Street Corp.	17,428	1,463,081
StepStone Group, Inc., Class A	1,247	41,525
Stifel Financial Corp.	4,754	328,929
StoneX Group, Inc.(a)	561	35,635
T. Rowe Price Group, Inc.	11,115	1,991,808
Tradeweb Markets, Inc., Class A	4,021	326,827
Virtu Financial, Inc., Class A	4,942	146,431
Virtus Investment Partners, Inc.	267	73,014
Waddell & Reed Financial, Inc., Class A	2,763	69,020
Westwood Holdings Group, Inc.	168	3,039
WisdomTree Investments, Inc.	7,586	51,471

		59,213,000

Chemicals — 1.8%
Advanced Emissions Solutions, Inc.(a)	1,200	5,640
AdvanSix, Inc.(a)	1,050	30,534
Air Products & Chemicals, Inc.	10,962	3,162,318
Albemarle Corp.	5,635	947,638
American Vanguard Corp.	632	12,501
Amyris, Inc.(a)(b)	4,727	68,825
Ashland Global Holdings, Inc.	2,553	220,094
Avient Corp.	5,483	278,372
Axalta Coating Systems Ltd.(a)	9,857	314,340
Balchem Corp.	1,954	248,529
Cabot Corp.	3,145	172,598
Celanese Corp.	5,443	852,646
CF Industries Holdings, Inc.	11,082	538,918
Chase Corp.	398	47,139
Chemours Co.	9,073	274,005
Corteva, Inc.	37,094	1,808,703
Dow, Inc.	36,645	2,290,312
DuPont de Nemours, Inc.	26,760	2,063,464
Eastman Chemical Co.	6,639	766,074
Ecolab, Inc.	12,415	2,782,450
Element Solutions, Inc.	9,976	218,275
Ferro Corp.(a)	3,505	58,393
FMC Corp.	6,446	762,175
FutureFuel Corp.	1,697	21,552
GCP Applied Technologies, Inc.(a)	1,984	50,969
Hawkins, Inc.	420	14,007
HB Fuller Co.	2,152	143,797
Huntsman Corp.	9,176	263,076
Ingevity Corp.(a)	1,980	154,598
Innospec, Inc.	2,150	209,432
International Flavors & Fragrances, Inc.	12,367	1,758,216
Intrepid Potash, Inc.(a)	281	9,037
Koppers Holdings, Inc.(a)	682	22,670
Kraton Corp.(a)	1,476	52,782
Kronos Worldwide, Inc.	777	13,209
Linde PLC(a)	26,142	7,472,429
Livent Corp.(a)	9,609	173,154
LyondellBasell Industries NV, Class A	12,599	1,307,020
Minerals Technologies, Inc.	2,608	203,789
Mosaic Co.	18,181	639,608
NewMarket Corp.	374	129,625
Olin Corp.	6,847	294,626
Orion Engineered Carbons SA(a)	2,251	44,705
PPG Industries, Inc.	11,612	1,988,439
PQ Group Holdings, Inc.	1,043	14,602
Quaker Chemical Corp.	624	151,226
Rayonier Advanced Materials, Inc.(a)	1,732	15,744
RPM International, Inc.	6,562	622,340

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co.	1,953	$451,455
Sensient Technologies Corp.	1,698	139,644
Sherwin-Williams Co.	12,246	3,353,812
Stepan Co.	1,342	175,346
Trecora Resources(a)(b)	733	5,563
Tredegar Corp.	681	9,956
Trinseo SA	1,858	115,029
Tronox Holdings PLC, Class A	5,236	111,003
Valvoline, Inc.	10,745	337,393
Westlake Chemical Corp.	1,293	121,400
WR Grace & Co.	3,777	259,593

		38,774,789

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	3,167	162,815
ACCO Brands Corp.	3,640	31,231
ADT, Inc.	6,319	58,135
Brady Corp., Class A	2,081	113,560
BrightView Holdings, Inc.(a)	1,198	21,480
Brink’s Co.	3,194	255,264
Casella Waste Systems, Inc., Class A(a)	1,808	121,335
CECO Environmental Corp.(a)	925	6,752
Cimpress PLC(a)	753	71,731
Cintas Corp.	4,397	1,517,581
Clean Harbors, Inc.(a)	2,111	187,795
Copart, Inc.(a)	10,000	1,245,100
CoreCivic, Inc.(a)	4,168	32,385
Covanta Holding Corp.	5,328	80,133
Deluxe Corp.	2,249	99,001
Driven Brands Holdings, Inc.(a)	1,930	55,044
Ennis, Inc.	1,476	30,597
Harsco Corp.(a)	3,441	61,697
Healthcare Services Group, Inc.	3,929	117,674
Heritage-Crystal Clean, Inc.(a)	397	11,402
Herman Miller, Inc.	4,618	191,647
HNI Corp.	1,510	63,933
IAA, Inc.(a)	6,518	409,396
Interface, Inc.	1,828	23,472
KAR Auction Services, Inc.(a)	7,018	105,200
Kimball International, Inc., Class B	1,050	15,309
Knoll, Inc.	1,883	45,004
Matthews International Corp., Class A	3,313	137,092
Montrose Environmental Group Inc.(a)	1,392	75,460
MSA Safety, Inc.	1,625	261,235
Pitney Bowes, Inc.	5,809	43,393
Quad/Graphics, Inc.(a)	1,100	3,960
Republic Services, Inc.	10,432	1,108,922
Rollins, Inc.	12,199	454,779
SP Plus Corp.(a)	647	22,211
Steelcase, Inc., Class A	3,210	44,298
Stericycle, Inc.(a)	4,442	338,836
Team, Inc.(a)	945	9,327
Tetra Tech, Inc.	2,594	331,072
UniFirst Corp.	1,019	228,450
US Ecology, Inc.(a)	1,069	45,390
Viad Corp.(a)	784	32,661
Vidler Water Resouces, Inc.(a)	421	3,810
VSE Corp.	300	12,945
Waste Management, Inc.	21,059	2,905,510

		11,194,024

Communications Equipment — 0.8%
ADTRAN, Inc.	1,464	25,020
Applied Optoelectronics, Inc.(a)	492	3,646

Security	Shares	Value

Communications Equipment (continued)
Arista Networks, Inc.(a)	2,868	$903,908
CalAmp Corp.(a)	1,415	19,456
Calix, Inc.(a)	4,651	196,691
Cambium Networks Corp.(a)	644	38,640
Casa Systems, Inc.(a)(b)	501	3,930
Ciena Corp.(a)	8,301	418,951
Cisco Systems, Inc.	211,542	10,769,603
Clearfield, Inc.(a)	817	28,064
CommScope Holding Co., Inc.(a)	8,957	147,343
Comtech Telecommunications Corp.	769	18,441
Digi International, Inc.(a)	916	16,369
EchoStar Corp., Class A(a)	2,032	49,682
Extreme Networks, Inc.(a)	3,777	42,982
F5 Networks, Inc.(a)	3,012	562,521
Harmonic, Inc.(a)	3,609	28,222
Infinera Corp.(a)	8,035	74,083
Inseego Corp.(a)(b)	2,167	19,243
Juniper Networks, Inc.	15,411	391,285
KVH Industries, Inc.(a)	368	4,928
Lumentum Holdings, Inc.(a)(b)	3,827	325,486
Motorola Solutions, Inc.	8,402	1,582,097
NETGEAR, Inc.(a)	3,138	116,765
NetScout Systems, Inc.(a)	4,965	130,058
Plantronics, Inc.(a)	2,908	116,291
Ribbon Communications, Inc.(a)	4,557	30,760
Ubiquiti, Inc.	369	105,287
ViaSat, Inc.(a)	2,817	145,892
Viavi Solutions, Inc.(a)	8,882	145,309

		16,460,953

Construction & Engineering — 0.2%
AECOM(a)	7,058	468,863
Aegion Corp.(a)	3,499	105,320
Ameresco, Inc., Class A(a)(b)	824	43,499
API Group Corp.(a)(e)	10,034	213,323
Arcosa, Inc.	3,286	198,113
Argan, Inc.	484	24,273
Comfort Systems USA, Inc.	1,734	142,812
Concrete Pumping Holdings, Inc.(a)(b)	1,884	15,317
Construction Partners, Inc., Class A(a)	1,288	40,868
Dycom Industries, Inc.(a)	2,027	190,153
EMCOR Group, Inc.	2,490	298,302
Fluor Corp.(a)	7,117	163,549
Granite Construction, Inc.	1,707	65,037
Great Lakes Dredge & Dock Corp.(a)	2,420	37,994
IES Holdings, Inc.(a)	192	10,136
MasTec, Inc.(a)	2,493	260,169
Matrix Service Co.(a)	1,242	16,407
MYR Group, Inc.(a)	1,443	112,410
Northwest Pipe Co.(a)	487	16,202
NV5 Global, Inc.(a)	466	42,000
Primoris Services Corp.	2,264	73,942
Quanta Services, Inc.	7,026	678,993
Sterling Construction Co., Inc.(a)	736	15,346
Tutor Perini Corp.(a)	1,983	31,926
Valmont Industries, Inc.	964	237,963
WillScot Mobile Mini Holdings Corp.(a)(b)	9,189	268,962

		3,771,879

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	2,173	300,178
Forterra, Inc.(a)(b)	880	20,645
Martin Marietta Materials, Inc.	3,078	1,086,903
Summit Materials, Inc., Class A(a)	7,910	227,729

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
United States Lime & Minerals, Inc.	114	$15,752
US Concrete, Inc.(a)	548	34,749
Vulcan Materials Co.	6,557	1,168,720

		2,854,676

Consumer Finance — 0.7%
Ally Financial, Inc.	18,511	952,391
American Express Co.	32,524	4,987,555
Capital One Financial Corp.	22,386	3,337,305
Credit Acceptance Corp.(a)(b)	417	164,627
Curo Group Holdings Corp.	395	5,656
Discover Financial Services	15,227	1,735,878
Encore Capital Group, Inc.(a)	1,209	47,562
Enova International, Inc.(a)	1,442	49,374
Ezcorp, Inc., Class A(a)	1,575	8,867
FirstCash, Inc.	2,915	209,968
Green Dot Corp., Class A(a)	1,798	82,277
LendingClub Corp.(a)	4,349	66,931
LendingTree, Inc.(a)	848	175,104
Navient Corp.	13,870	233,432
Nelnet, Inc., Class A	589	43,722
OneMain Holdings, Inc.	3,251	184,884
Oportun Financial Corp.(a)	866	18,801
PRA Group, Inc.(a)	1,868	70,386
PROG Holdings, Inc.	4,150	211,401
Regional Management Corp.	217	8,404
Santander Consumer USA Holdings, Inc.	3,081	104,569
SLM Corp.	21,380	420,331
Synchrony Financial	28,480	1,245,715
Upstart Holdings Inc(a)(b)	950	103,569
World Acceptance Corp.(a)	213	27,848

		14,496,557

Containers & Packaging — 0.4%
Amcor PLC	80,068	940,799
AptarGroup, Inc.	3,017	454,994
Ardagh Group SA	1,250	33,575
Avery Dennison Corp.	4,085	874,884
Ball Corp.	15,932	1,491,873
Berry Global Group, Inc.(a)	6,535	415,757
Crown Holdings, Inc.	6,542	718,312
Graphic Packaging Holding Co.	12,596	233,656
Greif, Inc., Class A	1,112	67,287
Greif, Inc., Class B	150	8,972
International Paper Co.	19,370	1,123,460
Myers Industries, Inc.	958	21,612
O-I Glass, Inc.(a)	11,945	196,973
Packaging Corp. of America	4,610	680,667
Pactiv Evergreen, Inc.	2,722	40,068
Ranpak Holdings Corp.(a)	1,714	32,960
Sealed Air Corp.	8,726	431,064
Silgan Holdings, Inc.	3,448	145,402
Sonoco Products Co.	4,279	280,103
UFP Technologies, Inc.(a)	191	9,561
Westrock Co.	13,048	727,426

		8,929,405

Distributors — 0.1%
Core-Mark Holding Co., Inc.	2,008	85,461
Funko, Inc., Class A(a)	475	10,232
Genuine Parts Co.	7,041	879,914

Security	Shares	Value

Distributors (continued)
LKQ Corp.(a)	15,402	$719,427
Pool Corp.	1,914	808,703
Weyco Group, Inc.	221	4,347

		2,508,084

Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	5,153	202,255
Adtalem Global Education, Inc.(a)	3,556	122,006
American Public Education, Inc.(a)	510	15,535
Bright Horizons Family Solutions, Inc.(a)	3,094	448,104
Carriage Services, Inc.	750	27,885
Chegg, Inc.(a)	6,590	595,275
frontdoor, Inc.(a)	4,541	243,080
Graham Holdings Co., Class B	162	102,969
Grand Canyon Education, Inc.(a)	2,471	267,585
H&R Block, Inc.	11,452	254,921
Houghton Mifflin Harcourt Co.(a)	3,459	31,408
Laureate Education, Inc., Class A(a)	4,568	62,810
OneSpaWorld Holdings Ltd.(a)	1,738	18,518
Perdoceo Education Corp.(a)	2,686	31,319
Regis Corp.(a)	1,081	13,988
Service Corp. International	9,021	482,082
Strategic Education, Inc.	998	74,910
Stride, Inc.(a)	1,743	49,902
Terminix Global Holdings, Inc.(a)	6,306	320,912
Universal Technical Institute, Inc.(a)	1,638	9,222
Vivint Smart Home, Inc.(a)(b)	7,883	94,438
WW International, Inc.(a)(b)	1,673	46,409

		3,515,533

Diversified Financial Services — 1.3%
Alerus Financial Corp.	1,174	33,752
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	22,716
Berkshire Hathaway, Inc., Class B(a)	93,785	25,786,186
Cannae Holdings, Inc.(a)	4,260	169,122
Equitable Holdings, Inc.	19,265	659,441
Marlin Business Services Corp.	218	4,916
Voya Financial, Inc.	6,186	419,534

		27,095,667

Diversified Telecommunication Services — 1.2%
Anterix, Inc.(a)	518	24,512
AT&T, Inc.	355,252	11,158,465
ATN International, Inc.	370	16,865
Bandwidth, Inc., Class A(a)	741	97,960
Cincinnati Bell, Inc.(a)	1,146	17,683
Cogent Communications Holdings, Inc.	2,937	221,773
Consolidated Communications Holdings, Inc.(a)	2,166	15,595
IDT Corp., Class B(a)	1,396	33,518
Iridium Communications, Inc.(a)	6,917	262,777
Liberty Latin America Ltd., Class A(a)	2,374	32,963
Liberty Latin America Ltd., Class C(a)	7,372	102,839
Lumen Technologies, Inc.	53,979	692,550
Ooma, Inc.(a)	719	11,885
ORBCOMM, Inc.(a)	2,610	29,911
Verizon Communications, Inc.	206,969	11,960,738
Vonage Holdings Corp.(a)	11,572	156,801

		24,836,835

Electric Utilities — 1.5%
ALLETE, Inc.	2,198	154,651

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Alliant Energy Corp.	12,211	$685,892
American Electric Power Co., Inc.	24,653	2,186,968
Avangrid, Inc.	2,621	133,409
Duke Energy Corp.	36,545	3,679,716
Edison International	17,698	1,052,146
Entergy Corp.	10,029	1,096,069
Evergy, Inc.	11,337	725,228
Eversource Energy	17,139	1,477,725
Exelon Corp.	48,500	2,179,590
FirstEnergy Corp.	26,888	1,019,593
Hawaiian Electric Industries, Inc.	5,836	251,298
IDACORP, Inc.	2,448	250,871
MGE Energy, Inc.	1,782	133,311
NextEra Energy, Inc.	97,576	7,563,116
NRG Energy, Inc.	12,770	457,421
OGE Energy Corp.	9,108	305,664
Otter Tail Corp.	1,625	76,749
PG&E Corp.(a)(b)	64,861	734,226
Pinnacle West Capital Corp.	5,912	500,451
PNM Resources, Inc.	4,517	222,959
Portland General Electric Co.	4,031	205,017
PPL Corp.	37,997	1,106,853
Southern Co.	52,359	3,464,595
Spark Energy, Inc., Class A	516	5,459
Xcel Energy, Inc.	26,032	1,856,082

		31,525,059

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,728	320,579
Allied Motion Technologies, Inc.	178	9,265
American Superconductor Corp.(a)	1,101	18,133
AMETEK, Inc.	11,288	1,523,090
Array Technologies, Inc.(a)	7,314	205,962
Atkore, Inc.(a)	2,151	168,380
AZZ, Inc.	902	47,481
Bloom Energy Corp., Class A(a)	4,345	112,840
Eaton Corp. PLC	19,839	2,835,588
Emerson Electric Co.	29,666	2,684,476
Encore Wire Corp.	957	71,469
EnerSys	1,998	182,977
FuelCell Energy, Inc.(a)	16,793	163,060
Generac Holdings, Inc.(a)	3,006	973,794
GrafTech International Ltd.	8,076	102,727
Hubbell, Inc.	2,590	497,306
LSI Industries, Inc.	7,582	62,324
nVent Electric PLC	6,524	198,656
Orion Energy Systems, Inc.(a)	2,215	13,334
Plug Power, Inc.(a)(b)	20,240	577,042
Powell Industries, Inc.	401	14,131
Preformed Line Products Co.	83	5,495
Regal Beloit Corp.	2,212	319,479
Rockwell Automation, Inc.	5,798	1,532,180
Sensata Technologies Holding PLC(a)	8,296	479,011
Shoals Technologies Group, Inc., Class A(a)	3,915	125,554
Sunrun, Inc.(a)	8,493	416,157
Thermon Group Holdings, Inc.(a)	911	17,400
TPI Composites, Inc.(a)	1,348	71,646
Vertiv Holdings Co.	10,646	241,664
Vicor Corp.(a)	678	62,532

		14,053,732

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies, Inc.(a)	1,380	15,497

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Amphenol Corp., Class A	28,790	$1,938,719
Arlo Technologies, Inc.(a)	4,365	26,757
Arrow Electronics, Inc.(a)	3,438	392,173
Avnet, Inc.	4,450	195,444
Badger Meter, Inc.	1,205	112,535
Bel Fuse, Inc., Class B	206	4,106
Belden, Inc.	3,188	137,977
Benchmark Electronics, Inc.	1,484	44,550
CDW Corp.	7,002	1,248,667
Cognex Corp.	8,366	720,480
Coherent, Inc.(a)	1,329	345,527
Corning, Inc.	36,489	1,613,179
CTS Corp.	1,973	64,162
Daktronics, Inc.(a)	624	3,850
ePlus, Inc.(a)	424	42,553
Fabrinet(a)	1,718	147,095
FARO Technologies, Inc.(a)	883	66,971
FLIR Systems, Inc.	6,361	381,469
II-VI, Inc.(a)	5,327	357,655
Insight Enterprises, Inc.(a)	1,302	130,682
IPG Photonics Corp.(a)	2,004	435,088
Itron, Inc.(a)	1,928	173,404
Jabil, Inc.	8,244	432,150
Keysight Technologies, Inc.(a)	9,075	1,309,976
Kimball Electronics, Inc.(a)	871	20,042
Knowles Corp.(a)(b)	7,617	159,195
Littelfuse, Inc.	1,183	313,779
Methode Electronics, Inc.	1,799	80,829
Napco Security Technologies, Inc.(a)(b)	2,234	74,414
National Instruments Corp.	5,843	241,959
nLight, Inc.(a)	1,784	52,343
Novanta, Inc.(a)	2,014	265,264
OSI Systems, Inc.(a)	626	60,453
PAR Technology Corp.(a)	880	72,283
PC Connection, Inc.	479	21,723
Plexus Corp.(a)	1,378	127,382
Powerfleet, Inc.(a)	8,006	60,525
Rogers Corp.(a)	848	166,072
Sanmina Corp.(a)	4,621	188,722
ScanSource, Inc.(a)	754	22,793
SYNNEX Corp.	2,312	280,214
Trimble, Inc.(a)	12,211	1,001,302
TTM Technologies, Inc.(a)	3,796	56,940
Vishay Intertechnology, Inc.	8,602	211,351
Vishay Precision Group, Inc.(a)	235	7,492
Vontier Corp.(a)	6,796	212,987
Zebra Technologies Corp., Class A(a)	2,556	1,246,663

		15,285,393

Energy Equipment & Services — 0.2%
Archrock, Inc.	3,980	37,173
Aspen Aerogels, Inc.(a)	2,695	49,130
Baker Hughes Co.	32,967	661,977
Bristow Group, Inc.(a)	204	5,398
Cactus, Inc., Class A	1,806	53,837
ChampionX Corp.(a)	10,619	223,105
DMC Global, Inc.(a)	502	27,108
Dril-Quip, Inc.(a)	3,549	108,777
Exterran Corp.(a)	1,098	3,601
Frank’s International NV(a)	4,988	16,211
Halliburton Co.	43,908	858,840
Helix Energy Solutions Group, Inc.(a)	9,071	38,915
Helmerich & Payne, Inc.	5,766	147,783

9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Liberty Oilfield Services, Inc., Class A(a)	3,608	$42,214
Nabors Industries Ltd.(a)	217	17,544
National Energy Services Reunited Corp.(a)	1,333	16,916
Newpark Resources, Inc.(a)	2,639	7,495
NexTier Oilfield Solutions, Inc.(a)	5,168	18,553
NOV, Inc.(a)	19,742	295,143
Oceaneering International, Inc.(a)	3,336	35,862
Oil States International, Inc.(a)	1,913	10,732
Patterson-UTI Energy, Inc.	6,690	45,224
ProPetro Holding Corp.(a)	2,681	25,818
RPC, Inc.(a)	2,009	9,764
Schlumberger NV	68,596	1,855,522
Select Energy Services, Inc., Class A(a)	1,380	6,665
Solaris Oilfield Infrastructure, Inc., Class A	756	8,271
Tidewater, Inc.(a)	1,293	15,852
Transocean Ltd.(a)	28,286	91,081
U.S. Silica Holdings, Inc.(a)	2,589	27,573

		4,762,084

Entertainment — 1.9%
Activision Blizzard, Inc.	38,015	3,466,588
AMC Entertainment Holdings, Inc., Class A(a)(b)	17,042	170,931
Cinemark Holdings, Inc.(a)	7,072	149,926
Electronic Arts, Inc.	14,205	2,018,246
Eros STX Global Corp.(a)	5,502	7,153
Gaia, Inc.(a)(b)	430	4,532
IMAX Corp.(a)	2,341	48,271
Liberty Media Corp.-Liberty Braves, Class A(a)	602	16,850
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	35,720
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,935	121,568
Liberty Media Corp.-Liberty Formula One, Class C(a)	7,854	368,667
Lions Gate Entertainment Corp., Class A(a)(b)	7,573	109,581
Lions Gate Entertainment Corp., Class B(a)	3,890	49,014
Live Nation Entertainment, Inc.(a)	7,256	594,121
LiveXLive Media, Inc.(a)	943	4,046
Madison Square Garden Entertainment Corp.(a)	1,734	157,118
Madison Square Garden Sports Corp.(a)	954	176,337
Marcus Corp.(a)	914	18,243
Netflix, Inc.(a)	21,235	10,903,536
Playtika Holding Corp.(a)	3,265	90,702
Roku, Inc.(a)	5,391	1,848,951
Spotify Technology SA(a)(b)	6,676	1,683,153
Take-Two Interactive Software, Inc.(a)	5,701	999,841
Walt Disney Co.(a)	90,149	16,769,517
World Wrestling Entertainment, Inc., Class A	3,407	187,760
Zynga, Inc., Class A(a)	44,297	479,294

		40,479,666

Equity Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	2,748	57,406
Agree Realty Corp.	2,617	184,132
Alexander & Baldwin, Inc.	2,923	53,579
Alexander’s, Inc.	94	26,061
Alexandria Real Estate Equities, Inc.	6,580	1,191,638
American Assets Trust, Inc.	4,380	153,519
American Campus Communities, Inc.	6,340	286,631
American Finance Trust, Inc.	4,079	40,831
American Homes Rent, Class A	12,546	464,704
American Tower Corp.	22,006	5,606,469
Americold Realty Trust	11,859	478,985
Apartment Income REIT Corp.	7,001	316,095
Apartment Investment and Management Co., Class A	5,499	38,163
Apple Hospitality REIT, Inc.	10,716	169,956

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Armada Hoffler Properties, Inc.	3,028	$41,272
AvalonBay Communities, Inc.	6,862	1,317,504
Bluerock Residential Growth REIT, Inc.	1,804	17,102
Boston Properties, Inc.	8,125	888,469
Brandywine Realty Trust	6,024	81,505
Brixmor Property Group, Inc.	13,233	295,625
Broadstone Net Lease, Inc.	1,512	30,512
Brookfield Property REIT, Inc., Class A	1,612	28,992
Camden Property Trust	4,911	591,677
CareTrust REIT, Inc.	3,409	82,430
Catchmark Timber Trust, Inc., Class A	1,412	16,422
Centerspace	578	40,685
Chatham Lodging Trust(a)	2,016	27,962
City Office REIT, Inc.	1,953	21,346
Clipper Realty, Inc.	393	3,234
Colony Capital, Inc.(a)	22,353	156,471
Columbia Property Trust, Inc.	4,769	85,890
Community Healthcare Trust, Inc.	938	47,763
CorEnergy Infrastructure Trust, Inc.	520	3,151
CorePoint Lodging, Inc.(a)	1,425	14,236
CoreSite Realty Corp.	1,916	232,775
Corporate Office Properties Trust	5,587	156,659
Cousins Properties, Inc.	6,752	247,596
Crown Castle International Corp.	20,635	3,901,253
CTO Realty Growth, Inc.	108	5,724
CubeSmart	10,628	449,990
CyrusOne, Inc.	5,825	424,235
DiamondRock Hospitality Co.(a)	8,483	88,393
Digital Realty Trust, Inc.	13,865	2,139,508
Diversified Healthcare Trust	8,842	39,037
Douglas Emmett, Inc.	9,542	320,039
Duke Realty Corp.	18,161	844,850
Easterly Government Properties, Inc.	3,168	67,890
EastGroup Properties, Inc.	1,734	275,116
Empire State Realty Trust, Inc., Class A	5,879	66,962
EPR Properties(a)	4,959	236,594
Equinix, Inc.	4,424	3,188,642
Equity Commonwealth	5,694	163,987
Equity LifeStyle Properties, Inc.	9,106	631,956
Equity Residential	18,241	1,354,029
Essential Properties Realty Trust, Inc.	3,800	99,522
Essex Property Trust, Inc.	3,188	926,178
Extra Space Storage, Inc.	6,271	932,435
Farmland Partners, Inc.	2,041	27,207
Federal Realty Investment Trust	3,604	406,675
First Industrial Realty Trust, Inc.	5,518	274,631
Four Corners Property Trust, Inc.	3,033	87,563
Franklin Street Properties Corp.	2,880	15,206
Gaming and Leisure Properties, Inc.	11,948	555,463
Geo Group, Inc.	4,668	25,721
Getty Realty Corp.	1,530	48,317
Gladstone Commercial Corp.	2,038	42,880
Gladstone Land Corp.	1,361	28,567
Global Medical REIT, Inc.	1,485	21,325
Global Net Lease, Inc.	3,473	66,682
Healthcare Realty Trust, Inc.	6,138	197,398
Healthcare Trust of America, Inc., Class A	10,010	293,994
Healthpeak Properties, Inc.	26,791	920,003
Hersha Hospitality Trust(a)	1,059	12,242
Highwoods Properties, Inc.	6,161	275,951
Host Hotels & Resorts, Inc.(a)	35,134	638,033
Hudson Pacific Properties, Inc.	8,411	236,433

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Independence Realty Trust, Inc.	9,876	$166,312
Industrial Logistics Properties Trust	2,854	70,779
Innovative Industrial Properties, Inc.	1,070	195,949
Invitation Homes, Inc.	27,826	975,580
Iron Mountain, Inc.	13,778	552,773
iStar, Inc.	3,168	58,640
JBG SMITH Properties	7,789	253,999
Kilroy Realty Corp.	5,916	405,483
Kimco Realty Corp.	19,678	413,238
Kite Realty Group Trust	3,058	63,637
Lamar Advertising Co., Class A	4,083	404,380
Lexington Realty Trust	13,535	165,668
Life Storage, Inc.	3,185	305,951
LTC Properties, Inc.	4,269	181,561
Macerich Co.	7,526	103,784
Mack-Cali Realty Corp.	3,138	51,338
Medical Properties Trust, Inc.	28,616	630,983
Mid-America Apartment Communities, Inc.	5,576	877,272
Monmouth Real Estate Investment Corp.	5,007	92,529
National Health Investors, Inc.	2,886	211,861
National Retail Properties, Inc.	8,003	371,499
National Storage Affiliates Trust	4,930	224,019
New Senior Investment Group, Inc.	3,694	24,454
NexPoint Residential Trust, Inc.	2,600	130,416
Office Properties Income Trust	4,816	133,644
Omega Healthcare Investors, Inc.	11,067	420,546
One Liberty Properties, Inc.	651	16,190
Outfront Media, Inc.(a)	6,486	158,064
Paramount Group, Inc.	8,065	85,570
Park Hotels & Resorts, Inc.(a)	13,564	302,613
Pebblebrook Hotel Trust	6,691	159,781
Physicians Realty Trust	12,859	240,849
Piedmont Office Realty Trust, Inc., Class A	4,983	92,783
Plymouth Industrial REIT, Inc.	907	16,906
PotlatchDeltic Corp.	4,188	248,600
Preferred Apartment Communities, Inc., Class A	2,312	23,582
Prologis, Inc.	36,583	4,263,017
PS Business Parks, Inc.	756	122,752
Public Storage	7,376	2,073,836
QTS Realty Trust, Inc., Class A	3,141	208,845
Rayonier, Inc.	8,041	291,727
Realty Income Corp.	18,232	1,260,743
Regency Centers Corp.	8,102	515,773
Retail Opportunity Investments Corp.	9,595	168,872
Retail Properties of America, Inc., Class A	10,116	118,661
Retail Value, Inc.	555	10,340
Rexford Industrial Realty, Inc.	5,949	330,467
RLJ Lodging Trust	6,669	107,638
RPT Realty	2,246	28,547
Ryman Hospitality Properties, Inc.(a)	2,432	191,277
Sabra Health Care REIT, Inc.	12,978	235,810
Safehold, Inc.	646	45,679
Saul Centers, Inc.	314	13,559
SBA Communications Corp.	5,494	1,646,662
Seritage Growth Properties, Class A(a)	1,080	18,576
Service Properties Trust	11,140	137,189
Simon Property Group, Inc.	16,181	1,969,875
SITE Centers Corp.	6,683	98,574
SL Green Realty Corp.	4,127	305,439
Spirit Realty Capital, Inc.	5,615	266,937
STAG Industrial, Inc.	9,452	345,093
STORE Capital Corp.	11,360	406,574

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.(a)	3,295	$33,510
Sun Communities, Inc.	5,429	905,720
Sunstone Hotel Investors, Inc.(a)	11,930	156,999
Tanger Factory Outlet Centers, Inc.	5,117	89,292
Terreno Realty Corp.	4,174	269,306
UDR, Inc.	13,908	646,027
UMH Properties, Inc.	1,449	31,197
Uniti Group, Inc.	13,458	153,421
Universal Health Realty Income Trust	517	34,613
Urban Edge Properties	8,077	152,251
Urstadt Biddle Properties, Inc., Class A	607	11,029
Ventas, Inc.	18,677	1,035,826
VEREIT, Inc.	10,328	494,092
VICI Properties, Inc.	26,152	829,018
Vornado Realty Trust	8,515	389,561
Washington Real Estate Investment Trust	3,405	79,064
Weingarten Realty Investors	7,764	251,088
Welltower, Inc.	20,441	1,533,688
Weyerhaeuser Co.	36,517	1,415,764
Whitestone REIT	1,160	11,333
WP Carey, Inc.	8,864	663,825
Xenia Hotels & Resorts, Inc.(a)	4,549	88,387

		67,116,784

Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A(b)	7,263	134,874
Andersons, Inc.	1,554	44,631
BJ’s Wholesale Club Holdings, Inc.(a)	6,594	294,554
Casey’s General Stores, Inc.	1,749	388,610
Chefs’ Warehouse, Inc.(a)	1,138	36,678
Costco Wholesale Corp.	22,003	8,187,096
Grocery Outlet Holding Corp.(a)	3,565	143,990
HF Foods Group, Inc.(a)	1,854	11,550
Ingles Markets, Inc., Class A	575	35,242
Kroger Co.	37,112	1,356,072
Natural Grocers by Vitamin Cottage, Inc.	357	5,612
Performance Food Group Co.(a)	6,853	402,271
PriceSmart, Inc.	1,760	147,910
Rite Aid Corp.(a)	2,190	38,369
SpartanNash Co.	1,724	33,394
Sprouts Farmers Market, Inc.(a)	7,432	190,334
Sysco Corp.	24,083	2,040,553
United Natural Foods, Inc.(a)	2,825	104,130
US Foods Holding Corp.(a)	12,108	501,998
Village Super Market, Inc., Class A	168	4,096
Walgreens Boots Alliance, Inc.	36,031	1,913,246
Walmart, Inc.	69,632	9,742,213
Weis Markets, Inc.	304	15,762

		25,773,185

Food Products — 1.0%
Archer-Daniels-Midland Co.	27,105	1,711,139
B&G Foods, Inc.	3,214	93,785
Beyond Meat, Inc.(a)(b)	2,983	392,801
Bunge Ltd.	6,397	540,035
Calavo Growers, Inc.	718	56,097
Cal-Maine Foods, Inc.(b)	1,578	58,954
Campbell Soup Co.	9,777	466,852
Conagra Brands, Inc.	24,055	892,200
Darling Ingredients, Inc.(a)	8,173	567,615
Farmer Bros Co.(a)	293	2,989
Flowers Foods, Inc.	9,002	215,688
Fresh Del Monte Produce, Inc.	1,399	39,452
Freshpet, Inc.(a)	1,922	355,224

11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
General Mills, Inc.	30,198	$1,837,850
Hain Celestial Group, Inc.(a)	3,721	152,598
Hershey Co.	7,370	1,210,891
Hormel Foods Corp.	13,974	645,599
Hostess Brands, Inc.(a)	4,267	65,242
Ingredion, Inc.	3,011	281,257
J&J Snack Foods Corp.	731	120,330
J.M. Smucker Co.	5,537	725,292
John B Sanfilippo & Son, Inc.	296	26,018
Kellogg Co.	12,311	768,453
Kraft Heinz Co.	32,175	1,328,506
Lamb Weston Holdings, Inc.	7,420	597,310
Lancaster Colony Corp.	1,220	225,346
Landec Corp.(a)	899	10,177
Limoneira Co.	296	5,346
McCormick & Co., Inc.	11,992	1,083,597
Mondelez International, Inc., Class A	69,628	4,234,079
Pilgrim’s Pride Corp.(a)	2,023	48,471
Post Holdings, Inc.(a)(b)	3,385	385,145
Sanderson Farms, Inc.	1,016	167,162
Seaboard Corp.	12	42,936
Seneca Foods Corp., Class A(a)	168	7,738
Simply Good Foods Co.(a)	3,594	124,173
Tootsie Roll Industries, Inc.	912	28,792
TreeHouse Foods, Inc.(a)	3,532	168,123
Tyson Foods, Inc., Class A	14,221	1,101,416
Vital Farms, Inc.(a)	1,197	29,111

		20,813,789

Gas Utilities — 0.1%
Atmos Energy Corp.	6,907	715,496
Brookfield Infrastructure Corp., Class A	1,429	102,931
Chesapeake Utilities Corp.	1,428	169,246
National Fuel Gas Co.	4,851	240,901
New Jersey Resources Corp.	5,975	250,651
Northwest Natural Holding Co.	1,112	59,959
ONE Gas, Inc.	2,426	195,220
RGC Resources, Inc.	723	15,682
South Jersey Industries, Inc.	4,823	119,369
Southwest Gas Holdings, Inc.	2,604	181,551
Spire, Inc.	2,858	215,322
UGI Corp.	9,811	428,839

		2,695,167

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	86,230	10,354,498
ABIOMED, Inc.(a)	2,160	692,777
Accelerate Diagnostics, Inc.(a)(b)	1,051	7,683
Accuray, Inc.(a)	2,245	10,552
Align Technology, Inc.(a)	3,873	2,306,488
Alphatec Holdings, Inc.(a)	1,750	27,982
AngioDynamics, Inc.(a)	1,227	29,816
Apyx Medical Corp.(a)	1,544	15,641
Aspira Women’s Health, Inc.(a)(b)	2,554	14,609
AtriCure, Inc.(a)	2,722	209,785
Atrion Corp.	52	33,207
Avanos Medical, Inc.(a)	1,913	82,661
Axogen, Inc.(a)	1,488	27,855
Axonics, Inc.(a)	1,240	78,033
Baxter International, Inc.	25,454	2,181,153
Becton Dickinson and Co.	14,374	3,576,395
BioLife Solutions, Inc.(a)	685	23,907
BioSig Technologies, Inc.(a)	1,755	6,002

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	71,152	$3,102,227
Cantel Medical Corp.(a)	2,638	231,907
Cardiovascular Systems, Inc.(a)	1,719	69,310
Cerus Corp.(a)	6,213	37,899
Co-Diagnostics, Inc.(a)	1,182	10,473
CONMED Corp.	1,256	177,033
Cooper Cos., Inc.	2,442	1,003,393
CryoLife, Inc.(a)	1,534	44,762
CryoPort, Inc.(a)	1,976	111,782
Cutera, Inc.(a)	1,121	33,664
CytoSorbents Corp.(a)	2,460	22,755
Danaher Corp.	31,147	7,909,469
DENTSPLY SIRONA, Inc.	11,058	746,526
DexCom, Inc.(a)	4,557	1,759,458
Eargo, Inc.(a)(b)	928	53,119
Edwards Lifesciences Corp.(a)	30,673	2,929,885
Envista Holdings Corp.(a)(b)	7,192	311,270
Glaukos Corp.(a)	1,757	165,439
Globus Medical, Inc., Class A(a)	4,387	314,855
Haemonetics Corp.(a)	2,847	191,489
Heska Corp.(a)	316	57,717
Hill-Rom Holdings, Inc.	3,261	359,427
Hologic, Inc.(a)	12,920	846,906
ICU Medical, Inc.(a)	955	198,898
IDEXX Laboratories, Inc.(a)	4,145	2,275,564
Inari Medical, Inc.(a)	1,163	132,919
Inogen, Inc.(a)	1,013	66,240
Insulet Corp.(a)	3,215	949,132
Integer Holdings Corp.(a)	2,012	188,887
Integra LifeSciences Holdings Corp.(a)	4,130	305,950
Intersect ENT, Inc.(a)	1,517	33,086
IntriCon Corp.(a)(b)	198	4,580
Intuitive Surgical, Inc.(a)	5,755	4,978,075
Invacare Corp.(a)	2,642	23,857
iRhythm Technologies, Inc.(a)	1,287	100,206
Lantheus Holdings, Inc.(a)	3,051	72,309
LeMaitre Vascular, Inc.	829	43,498
LENSAR, Inc.(a)	322	2,225
LivaNova PLC(a)	2,894	245,614
Masimo Corp.(a)	2,583	600,987
Medtronic PLC	66,791	8,744,278
Meridian Bioscience, Inc.(a)(b)	2,171	42,508
Merit Medical Systems, Inc.(a)	2,260	143,736
Mesa Laboratories, Inc.	221	54,952
Natus Medical, Inc.(a)	1,203	30,737
Neogen Corp.(a)	2,400	230,424
Nevro Corp.(a)	1,537	265,609
Novocure Ltd.(a)	4,967	1,013,765
NuVasive, Inc.(a)	2,405	171,837
OraSure Technologies, Inc.(a)	2,564	23,461
Ortho Clinical Diagnostics Holdings PLC(a)	4,601	90,594
Orthofix Medical, Inc.(a)	536	23,772
OrthoPediatrics Corp.(a)	618	36,153
Outset Medical, Inc.(a)	948	56,804
Penumbra, Inc.(a)(b)	1,649	504,578
Pulmonx Corp.(a)	606	28,488
Pulse Biosciences, Inc.(a)	649	12,500
Quidel Corp.(a)	2,189	229,385
Quotient Ltd.(a)	2,710	10,623
Repro-Med Systems, Inc.(a)	1,311	4,942
ResMed, Inc.	7,092	1,333,083
Rockwell Medical, Inc.(a)(b)	13,845	13,355

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
SeaSpine Holdings Corp.(a)	1,292	$26,887
Shockwave Medical, Inc.(a)	1,982	323,978
SI-BONE, Inc.(a)	753	26,731
Sientra, Inc.(a)	3,843	26,363
Silk Road Medical, Inc.(a)	1,109	67,804
STAAR Surgical Co.(a)	2,195	300,737
Stereotaxis, Inc.(a)	2,252	16,214
STERIS PLC	4,146	874,889
Stryker Corp.	17,245	4,529,054
Surgalign Holdings, Inc.(a)	1,373	2,485
Surmodics, Inc.(a)	407	21,770
Tactile Systems Technology, Inc.(a)	698	39,995
Tandem Diabetes Care, Inc.(a)	2,687	246,935
Teleflex, Inc.	2,277	961,987
TransMedics Group, Inc.(a)	1,422	40,826
Utah Medical Products, Inc.	90	7,853
Vapotherm, Inc.(a)	796	17,512
Varex Imaging Corp.(a)	1,195	28,369
ViewRay, Inc.(a)	5,896	28,360
West Pharmaceutical Services, Inc.	3,618	1,188,585
Zimmer Biomet Holdings, Inc.	10,228	1,811,992
Zynex, Inc.(a)(b)	746	11,018

		74,057,764

Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.(a)	3,624	157,680
Acadia Healthcare Co., Inc.(a)	5,054	307,890
Accolade, Inc.(a)	1,778	89,167
AdaptHealth Corp.(a)(b)	3,458	100,489
Addus HomeCare Corp.(a)	598	63,268
Amedisys, Inc.(a)	1,527	412,061
AmerisourceBergen Corp.	7,259	876,887
AMN Healthcare Services, Inc.(a)	3,027	240,041
Anthem, Inc.	12,381	4,697,228
Apollo Medical Holdings, Inc.(a)	921	27,345
Brookdale Senior Living, Inc.(a)	5,904	38,612
Cardinal Health, Inc.	14,442	871,430
Castle Biosciences, Inc.(a)	400	27,612
Centene Corp.(a)	28,814	1,778,976
Chemed Corp.	855	407,502
Cigna Corp.	17,143	4,268,778
Community Health Systems, Inc.(a)	4,888	54,501
CorVel Corp.(a)	425	49,729
Covetrus, Inc.(a)	4,928	141,187
Cross Country Healthcare, Inc.(a)	730	9,724
CVS Health Corp.	65,042	4,969,209
DaVita, Inc.(a)	3,794	442,115
Encompass Health Corp.	4,705	399,266
Ensign Group, Inc.	2,319	199,086
Enzo Biochem, Inc.(a)	7,140	21,920
Fulgent Genetics, Inc.(a)(b)	673	51,834
Guardant Health, Inc.(a)(b)	4,268	678,527
Hanger, Inc.(a)	1,491	37,171
HCA Healthcare, Inc.	13,190	2,651,981
HealthEquity, Inc.(a)	3,719	282,532
Henry Schein, Inc.(a)	7,026	509,385
Humana, Inc.	6,417	2,857,105
InfuSystem Holdings, Inc.(a)	955	21,602
Joint Corp.(a)	581	32,234
Laboratory Corp. of America Holdings(a)	4,789	1,273,251
LHC Group, Inc.(a)	1,536	319,903
Magellan Health, Inc.(a)	1,029	96,932

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	7,863	$1,474,784
MEDNAX, Inc.(a)	2,875	75,670
ModivCare, Inc.(a)	534	74,803
Molina Healthcare, Inc.(a)	2,821	719,637
National HealthCare Corp.	696	48,936
National Research Corp.	477	24,470
Oak Street Health, Inc.(a)(b)	5,493	338,534
Ontrak, Inc.(a)	306	9,988
Option Care Health, Inc.(a)	4,583	87,444
Owens & Minor, Inc.	4,689	169,226
Patterson Cos., Inc.	5,406	173,749
Pennant Group, Inc.(a)	1,158	46,806
PetIQ, Inc.(a)	874	37,232
Premier, Inc., Class A	5,943	210,085
Progyny, Inc.(a)	1,169	66,528
Quest Diagnostics, Inc.	6,512	858,803
R1 RCM, Inc.(a)	4,240	115,667
RadNet, Inc.(a)	1,424	31,812
Select Medical Holdings Corp.(a)	6,753	254,723
Signify Health, Inc., Class A(a)	1,128	31,979
Surgery Partners, Inc.(a)	1,329	64,058
Tenet Healthcare Corp.(a)	4,939	292,685
Tivity Health, Inc.(a)	1,912	46,232
Triple-S Management Corp., Class B(a)	753	17,854
U.S. Physical Therapy, Inc.	546	61,398
UnitedHealth Group, Inc.	47,154	18,805,015
Universal Health Services, Inc., Class B	3,535	524,629
Viemed Healthcare, Inc.(a)	1,492	15,010

		54,141,917

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(a)(b)	10,453	162,649
American Well Corp., Class A(a)	2,201	33,873
Cerner Corp.	15,157	1,137,533
Certara, Inc.(a)	1,743	55,445
Change Healthcare, Inc.(a)	10,972	251,807
Computer Programs & Systems, Inc.	440	13,209
Evolent Health, Inc., Class A(a)	3,106	67,276
Health Catalyst, Inc.(a)	1,394	80,713
HealthStream, Inc.(a)	776	18,748
Icad, Inc.(a)	1,095	19,754
Inovalon Holdings, Inc., Class A(a)	6,166	186,275
Inspire Medical Systems, Inc.(a)	1,244	294,604
NextGen Healthcare, Inc.(a)	5,243	95,999
Omnicell, Inc.(a)	2,343	339,782
OptimizeRx Corp.(a)	814	41,074
Phreesia, Inc.(a)	1,206	62,411
Schrodinger, Inc./United States(a)	2,381	181,527
Simulations Plus, Inc.	603	38,073
Tabula Rasa HealthCare, Inc.(a)(b)	778	37,002
Teladoc Health, Inc.(a)	5,432	936,205
Veeva Systems, Inc., Class A(a)	6,596	1,863,040
Vocera Communications, Inc.(a)	1,222	44,200

		5,961,199

Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(a)	2,234	28,953
Aramark	10,556	410,312
Bally’s Corp.(a)	937	54,309
Biglari Holdings, Inc., Class B(a)	169	22,487
BJ’s Restaurants, Inc.(a)(b)	1,084	66,113
Bloomin’ Brands, Inc.(a)	5,680	179,488
Bluegreen Vacations Holding Corp.(a)	372	6,889

13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.(a)	2,038	$5,025,871
Boyd Gaming Corp.(a)	3,575	236,486
Brinker International, Inc.(a)	2,237	150,170
Caesars Entertainment, Inc.(a)	9,363	916,076
Carnival Corp.(a)	29,723	831,055
Carrols Restaurant Group, Inc.(a)	896	5,277
Century Casinos, Inc.(a)	1,395	18,344
Cheesecake Factory, Inc.(a)(b)	1,823	114,102
Chipotle Mexican Grill, Inc.(a)	1,374	2,050,049
Choice Hotels International, Inc.(a)	1,655	188,339
Churchill Downs, Inc.	1,922	406,503
Chuy’s Holdings, Inc.(a)	546	26,678
Cracker Barrel Old Country Store, Inc.	1,481	248,023
Darden Restaurants, Inc.	6,366	934,020
Dave & Buster’s Entertainment, Inc.(a)	1,937	88,443
Del Taco Restaurants, Inc.	678	7,729
Denny’s Corp.(a)	1,915	36,270
Dine Brands Global, Inc.(a)	553	53,447
Domino’s Pizza, Inc.	2,028	856,506
El Pollo Loco Holdings, Inc.(a)	399	6,759
Everi Holdings, Inc.(a)	3,894	68,846
Expedia Group, Inc.(a)	6,788	1,196,249
Extended Stay America, Inc.	10,741	213,638
Fiesta Restaurant Group, Inc.(a)	813	11,984
GAN Ltd.(a)	3,561	65,665
Golden Entertainment, Inc.(a)	589	20,303
Hilton Grand Vacations, Inc.(a)	4,891	217,943
Hilton Worldwide Holdings, Inc.(a)	13,292	1,710,680
Hyatt Hotels Corp., Class A(a)	1,518	124,977
International Game Technology PLC(a)	5,138	88,476
Jack in the Box, Inc.	1,145	138,144
Las Vegas Sands Corp.(a)	16,815	1,030,087
Lindblad Expeditions Holdings, Inc.(a)	684	11,211
Marriott International, Inc., Class A(a)	13,319	1,978,138
Marriott Vacations Worldwide Corp.(a)	1,874	332,879
McDonald’s Corp.	37,087	8,755,499
MGM Resorts International	23,069	939,370
Monarch Casino & Resort, Inc.(a)	605	45,623
Nathan’s Famous, Inc.	339	21,503
Noodles & Co.(a)	1,836	22,188
Norwegian Cruise Line Holdings Ltd.(a)	17,513	543,779
Papa John’s International, Inc.	2,292	221,682
Penn National Gaming, Inc.(a)	7,547	672,589
Planet Fitness, Inc., Class A(a)	4,691	393,997
PlayAGS, Inc.(a)	1,281	11,465
RCI Hospitality Holdings, Inc.	294	21,406
Red Robin Gourmet Burgers, Inc.(a)	441	16,035
Red Rock Resorts, Inc., Class A(a)	2,802	102,637
Royal Caribbean Cruises Ltd.(a)	9,672	840,980
Ruth’s Hospitality Group, Inc.(a)	1,993	52,037
Scientific Games Corp., Class A(a)	2,829	165,553
SeaWorld Entertainment, Inc.(a)	2,309	126,441
Shake Shack, Inc., Class A(a)	1,644	178,785
Six Flags Entertainment Corp.(a)	3,438	161,517
Starbucks Corp.	58,153	6,657,937
Target Hospitality Corp.(a)	2,425	6,766
Texas Roadhouse, Inc.	3,331	356,484
Travel + Leisure Co.	4,453	287,352
Vail Resorts, Inc.(a)	2,046	665,277
Wendy’s Co.	8,304	187,421
Wingstop, Inc.	1,704	269,931
Wyndham Hotels & Resorts, Inc.	4,093	299,239

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.(a)	5,544	$711,850
Yum China Holdings, Inc.	19,863	1,249,780
Yum! Brands, Inc.	14,827	1,772,123

		45,935,164

Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	1,012	22,578
Cavco Industries, Inc.(a)	656	137,386
Century Communities, Inc.(a)	1,295	95,752
D.R. Horton, Inc.	15,874	1,560,255
Ethan Allen Interiors, Inc.(a)	842	24,174
Garmin Ltd.	7,558	1,037,260
GoPro, Inc., Class A(a)	5,660	63,562
Green Brick Partners, Inc.(a)	1,139	29,398
Hamilton Beach Brands Holding Co., Class A	190	3,705
Helen of Troy Ltd.(a)	1,315	277,741
Hooker Furniture Corp.	333	12,491
Installed Building Products, Inc.	1,037	139,632
iRobot Corp.(a)	1,709	185,939
KB Home	5,288	255,040
La-Z-Boy, Inc.	2,410	107,149
Leggett & Platt, Inc.	7,097	352,508
Lennar Corp., -B Shares	1,295	104,338
Lennar Corp., Class A	12,622	1,307,639
LGI Homes, Inc.(a)	1,036	171,748
Lifetime Brands, Inc.	464	6,728
Lovesac Co.(a)(b)	313	22,933
M/I Homes, Inc.(a)	1,039	72,439
MDC Holdings, Inc.	2,069	121,368
Meritage Homes Corp.(a)	1,814	192,991
Mohawk Industries, Inc.(a)	2,819	579,304
Newell Brands, Inc.	19,906	536,666
NVR, Inc.(a)	163	817,950
PulteGroup, Inc.	13,426	793,745
Purple Innovation, Inc.(a)	1,118	38,101
Skyline Champion Corp.(a)	3,844	170,789
Sonos, Inc.(a)	7,541	301,866
Taylor Morrison Home Corp.(a)	5,089	158,828
Tempur Sealy International, Inc.	8,190	312,367
Toll Brothers, Inc.	6,168	386,734
TopBuild Corp.(a)	1,816	403,842
Tri Pointe Homes, Inc.(a)	8,841	210,593
Tupperware Brands Corp.(a)	2,306	56,197
Universal Electronics, Inc.(a)	483	27,459
VOXX International Corp.(a)(b)	1,140	19,437
Whirlpool Corp.	3,013	712,424

		11,831,056

Household Products — 1.2%
Central Garden & Pet Co.(a)	682	36,923
Central Garden & Pet Co., Class A(a)	1,246	61,390
Church & Dwight Co., Inc.	12,411	1,064,119
Clorox Co.	6,260	1,142,450
Colgate-Palmolive Co.	42,228	3,407,800
Energizer Holdings, Inc.	4,104	202,327
Kimberly-Clark Corp.	17,030	2,270,440
Oil-Dri Corp. of America	141	4,925
Procter & Gamble Co.	121,892	16,262,831
Reynolds Consumer Products Inc.	2,162	63,390
Spectrum Brands Holdings, Inc.	2,426	213,828
WD-40 Co.	810	201,479

		24,931,902

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	32,381	$900,839
Atlantic Power Corp.(a)	4,381	13,275
Brookfield Renewable Corp., Class A	6,952	288,369
Clearway Energy, Inc., Class A	2,467	65,573
Clearway Energy, Inc., Class C	2,843	81,566
Ormat Technologies, Inc.	2,201	159,352
Sunnova Energy International, Inc.(a)	2,135	75,408
Vistra Corp.	24,343	410,666

		1,995,048

Industrial Conglomerates — 1.0%
3M Co.	28,009	5,521,694
Carlisle Cos., Inc.	2,593	496,949
General Electric Co.	433,214	5,683,768
Honeywell International, Inc.	35,010	7,808,630
Raven Industries, Inc.	3,135	127,344
Roper Technologies, Inc.	5,160	2,303,630

		21,942,015

Insurance — 2.1%
Aflac, Inc.	34,070	1,830,581
Alleghany Corp.(a)	655	444,725
Allstate Corp.	15,085	1,912,778
Ambac Financial Group, Inc.(a)	1,699	29,138
American Equity Investment Life Holding Co.	2,793	86,527
American Financial Group, Inc.	3,478	427,307
American International Group, Inc.	42,956	2,081,218
American National Group, Inc.	327	37,065
AMERISAFE, Inc.	924	57,362
Aon PLC, Class A	11,297	2,840,518
Arch Capital Group Ltd.(a)	19,140	760,049
Argo Group International Holdings Ltd.	1,168	60,946
Arthur J. Gallagher & Co.	9,411	1,364,124
Assurant, Inc.	2,906	452,174
Assured Guaranty Ltd.	2,078	105,666
Athene Holding Ltd., Class A(a)	5,398	322,099
Axis Capital Holdings Ltd.	3,889	217,006
Brighthouse Financial, Inc.(a)	4,012	187,721
Brown & Brown, Inc.	11,397	606,092
BRP Group, Inc., Class A(a)	1,344	39,003
Chubb Ltd.	22,459	3,853,740
Cincinnati Financial Corp.	7,310	823,691
Citizens, Inc.(a)	3,588	20,954
CNA Financial Corp.	1,235	57,959
CNO Financial Group, Inc.	9,620	245,599
eHealth, Inc.(a)	2,206	156,052
Employers Holdings, Inc.	798	32,303
Enstar Group Ltd.(a)	489	122,827
Erie Indemnity Co., Class A	1,241	265,599
Everest Re Group Ltd.	2,018	558,885
FBL Financial Group, Inc., Class A	309	17,517
FedNat Holding Co.	339	1,726
Fidelity National Financial, Inc.	10,477	477,961
First American Financial Corp.	6,387	411,962
Genworth Financial, Inc., Class A(a)	21,273	91,899
Globe Life, Inc.	5,363	549,654
GoHealth, Inc., Class A(a)(b)	3,067	36,589
Goosehead Insurance, Inc., Class A	501	55,080
Greenlight Capital Re Ltd., Class A(a)	1,310	12,091
Hanover Insurance Group, Inc.	2,149	297,228
Hartford Financial Services Group, Inc.	17,737	1,169,933
HCI Group, Inc.	211	15,492
Heritage Insurance Holdings, Inc.	585	5,329

Security	Shares	Value

Insurance (continued)
Horace Mann Educators Corp.	1,576	$63,198
Independence Holding Co.	268	11,792
Investors Title Co.	51	8,998
James River Group Holdings Ltd.	1,134	53,423
Kemper Corp.	3,489	272,351
Kinsale Capital Group, Inc.	1,348	234,565
Lemonade Inc.(a)(b)	1,664	150,426
Lincoln National Corp.	9,378	601,411
Loews Corp.	12,049	671,732
Markel Corp.(a)	676	795,260
Marsh & McLennan Cos., Inc.	25,259	3,427,646
MBIA, Inc.(a)	2,769	27,745
Mercury General Corp.	1,102	68,622
MetLife, Inc.	37,414	2,380,653
National Western Life Group, Inc., Class A	82	18,803
Old Republic International Corp.	14,247	350,761
Palomar Holdings, Inc.(a)	896	63,043
Primerica, Inc.	2,043	326,410
Principal Financial Group, Inc.	13,297	849,279
ProAssurance Corp.	1,892	47,300
Progressive Corp.	29,015	2,922,971
Protective Insurance Corp., Class B	404	9,292
Prudential Financial, Inc.	19,754	1,982,511
Reinsurance Group of America, Inc.	3,554	463,904
RenaissanceRe Holdings Ltd.	2,672	451,060
RLI Corp.	1,791	199,625
Safety Insurance Group, Inc.	657	53,894
Selective Insurance Group, Inc.	3,524	268,317
Selectquote, Inc.(a)	6,404	199,357
SiriusPoint Ltd.(a)(b)	9,049	95,738
State Auto Financial Corp.	431	8,137
Stewart Information Services Corp.	1,098	64,398
Tiptree, Inc.	8,419	84,274
Travelers Cos., Inc.	12,564	1,943,148
Trupanion, Inc.(a)	2,355	190,991
United Fire Group, Inc.	693	20,970
United Insurance Holdings Corp.	649	3,628
Universal Insurance Holdings, Inc.	1,090	15,206
Unum Group	9,132	258,070
W.R. Berkley Corp.	7,114	567,128
Watford Holdings Ltd.(a)	939	32,734
White Mountains Insurance Group Ltd.	183	213,274
Willis Towers Watson PLC	6,395	1,655,410

		45,269,624

Interactive Media & Services(a) — 5.5%
Alphabet, Inc., Class A	14,988	35,274,258
Alphabet, Inc., Class C(b)	14,489	34,920,229
Cargurus, Inc.	4,014	99,066
Cars.com, Inc.	2,829	37,371
DHI Group, Inc.	2,727	7,963
Eventbrite, Inc., Class A	2,880	67,882
EverQuote, Inc., Class A	585	19,814
Facebook, Inc., Class A	119,805	38,946,209
IAC/InterActiveCorp.	3,833	971,551
Liberty TripAdvisor Holdings, Inc., Class A	2,921	14,780
Match Group, Inc.(b)	11,077	1,723,914
MediaAlpha, Inc., Class A	618	27,346
Pinterest, Inc., Class A	19,958	1,324,612
QuinStreet, Inc.	1,844	37,378
TripAdvisor, Inc.	4,950	233,293
TrueCar, Inc.(b)	5,805	26,703
Twitter, Inc.	38,764	2,140,548

15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Yelp, Inc.	3,419	$134,367
Zillow Group, Inc., Class A	3,035	404,717
Zillow Group, Inc., Class C(b)	7,049	917,216

		117,329,217

Internet & Direct Marketing Retail — 3.7%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	40,928
Amazon.com, Inc.(a)	21,155	73,353,270
CarParts.com, Inc.(a)	1,325	22,896
Duluth Holdings, Inc., Class B(a)(b)	128	1,980
eBay, Inc.	32,202	1,796,550
Etsy, Inc.(a)	5,769	1,146,820
Groupon, Inc.(a)	1,225	62,022
Grubhub, Inc.(a)	5,429	369,389
Lands’ End, Inc.(a)	215	4,954
Liquidity Services, Inc.(a)	954	17,105
Overstock.com, Inc.(a)	3,077	250,775
PetMed Express, Inc.	1,061	31,220
Quotient Technology, Inc.(a)	4,746	77,550
Qurate Retail, Inc., Series A	21,076	250,804
RealReal, Inc.(a)	3,140	77,778
Shutterstock, Inc.	956	83,344
Stamps.com, Inc.(a)	1,034	212,353
Stitch Fix, Inc., Class A(a)	3,589	155,475
Waitr Holdings, Inc.(a)	3,793	9,331
Wayfair, Inc., Class A(a)(b)	3,520	1,040,406

		79,004,950

IT Services — 5.2%
Accenture PLC, Class A	31,724	9,199,008
Akamai Technologies, Inc.(a)(b)	8,208	892,210
Alliance Data Systems Corp.	2,657	313,127
Amdocs Ltd.	6,288	482,541
Automatic Data Processing, Inc.	21,406	4,002,708
BigCommerce Holdings, Inc., Series-1(a)	1,956	117,243
Black Knight, Inc.(a)	7,685	556,548
Brightcove, Inc.(a)	2,245	32,597
Broadridge Financial Solutions, Inc.	5,509	873,893
Cardtronics PLC, Class A(a)	1,956	75,971
Cass Information Systems, Inc.	434	19,916
Cognizant Technology Solutions Corp., Class A	26,530	2,133,012
Concentrix Corp.(a)	2,156	334,999
Conduent, Inc.(a)	7,311	49,715
CSG Systems International, Inc.	1,261	57,993
DXC Technology Co.(a)	14,097	463,932
EPAM Systems, Inc.(a)	2,570	1,176,418
Euronet Worldwide, Inc.(a)	2,414	346,240
EVERTEC, Inc.	2,309	92,129
Evo Payments, Inc., Class A(a)	1,908	54,397
ExlService Holdings, Inc.(a)	1,373	126,838
Fastly, Inc., Class A(a)(b)	3,820	243,983
Fidelity National Information Services, Inc.	30,743	4,700,605
Fiserv, Inc.(a)	28,551	3,429,546
FleetCor Technologies, Inc.(a)	4,013	1,154,620
Gartner, Inc.(a)	4,205	823,675
Genpact Ltd.	9,145	434,662
Global Payments, Inc.	14,764	3,168,797
Globant SA(a)(b)	1,977	453,089
GoDaddy, Inc., Class A(a)	8,293	719,998
GreenSky, Inc., Class A(a)	2,934	17,868
GTT Communications, Inc.(a)(b)	540	869
Hackett Group, Inc.	467	7,766
I3 Verticals, Inc., Class A(a)	417	13,853
International Business Machines Corp.	44,165	6,266,130

Security	Shares	Value

IT Services (continued)
International Money Express, Inc.(a)	4,484	$70,758
Jack Henry & Associates, Inc.	3,908	636,340
Limelight Networks, Inc.(a)	5,082	15,907
LiveRamp Holdings, Inc.(a)	3,034	148,605
Mastercard, Inc., Class A	43,982	16,803,763
MAXIMUS, Inc.	2,962	271,438
MoneyGram International, Inc.(a)	3,547	24,474
MongoDB, Inc.(a)	2,560	761,498
Okta, Inc.(a)(b)	5,661	1,526,772
Paychex, Inc.	15,807	1,541,024
PayPal Holdings, Inc.(a)	58,488	15,340,818
Paysign, Inc.(a)	723	2,762
Perficient, Inc.(a)	1,301	85,359
Perspecta, Inc.	6,799	199,007
Rackspace Technology, Inc.(a)	867	21,562
Repay Holdings Corp.(a)	2,463	56,280
Sabre Corp.(a)	15,627	234,093
Square, Inc., Class A(a)	18,337	4,489,264
StoneCo Ltd., Class A(a)	10,136	655,191
Switch, Inc., Class A	3,413	63,379
Sykes Enterprises, Inc.(a)	1,447	63,422
TTEC Holdings, Inc.	814	82,808
Tucows, Inc., Class A(a)(b)	474	37,261
Twilio, Inc., Class A(a)	7,113	2,616,161
Unisys Corp.(a)	2,599	62,376
VeriSign, Inc.(a)	5,089	1,113,321
Verra Mobility Corp.(a)	4,831	64,929
Visa, Inc., Class A	84,188	19,662,949
Western Union Co.	20,353	524,293
WEX, Inc.(a)	2,385	489,426

		110,502,136

Leisure Products — 0.2%
Acushnet Holdings Corp.	1,308	55,341
American Outdoor Brands, Inc.(a)	1,158	29,934
Brunswick Corp.	3,666	392,739
Callaway Golf Co.	3,953	114,439
Clarus Corp.	461	8,579
Escalade, Inc.	501	11,032
Hasbro, Inc.	6,336	630,115
Johnson Outdoors, Inc., Class A	138	19,570
Malibu Boats, Inc., Class A(a)	936	78,025
MasterCraft Boat Holdings, Inc.(a)	515	14,605
Mattel, Inc.(a)	16,136	346,279
Nautilus, Inc.(a)(b)	1,478	24,771
Peloton Interactive, Inc., Class A(a)	12,596	1,238,817
Polaris, Inc.	3,038	425,411
Smith & Wesson Brands, Inc.	2,188	38,071
Sturm Ruger & Co., Inc.	761	49,419
Vista Outdoor, Inc.(a)	2,451	79,927
YETI Holdings, Inc.(a)(b)	4,744	405,233

		3,962,307

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	3,002	593,796
Adaptive Biotechnologies Corp.(a)(b)	5,395	224,432
Agilent Technologies, Inc.	15,231	2,035,471
Avantor, Inc.(a)	23,935	766,877
Berkeley Lights, Inc.(a)	1,324	65,022
Bio-Rad Laboratories, Inc., Class A(a)	1,078	679,280
Bio-Techne Corp.	2,010	859,255
Bruker Corp.	4,892	335,200
Charles River Laboratories International, Inc.(a)	2,461	818,159
ChromaDex Corp.(a)(b)	2,577	22,884

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Codexis, Inc.(a)	2,533	$58,715
Fluidigm Corp.(a)(b)	1,669	8,362
Harvard Bioscience, Inc.(a)	11,079	76,777
Illumina, Inc.(a)	7,315	2,873,625
IQVIA Holdings, Inc.(a)	9,398	2,205,617
Luminex Corp.	1,645	60,355
Maravai LifeSciences Holdings, Inc., Class A(a)	4,104	159,687
Medpace Holdings, Inc.(a)	1,621	275,051
Mettler-Toledo International, Inc.(a)	1,133	1,487,991
NanoString Technologies, Inc.(a)	3,247	258,688
NeoGenomics, Inc.(a)	4,783	234,319
Pacific Biosciences of California, Inc.(a)	11,164	333,245
PerkinElmer, Inc.	5,564	721,261
Personalis, Inc.(a)	1,047	25,798
PPD, Inc.(a)	7,788	359,806
PRA Health Sciences, Inc.(a)	3,380	564,088
QIAGEN NV(a)(b)	11,785	567,212
Quanterix Corp.(a)	1,354	82,784
Repligen Corp.(a)	2,664	563,995
Seer, Inc.(a)	962	48,995
Sotera Health Co.(a)	5,974	153,890
Syneos Health, Inc.(a)(b)	3,947	334,903
Thermo Fisher Scientific, Inc.	19,677	9,252,716
Waters Corp.(a)	3,010	902,609

		28,010,865

Machinery — 2.0%
AGCO Corp.(a)	2,734	398,945
Alamo Group, Inc.	335	52,679
Albany International Corp., Class A	1,186	105,839
Allison Transmission Holdings, Inc.	6,076	251,972
Altra Industrial Motion Corp.	2,997	176,853
Astec Industries, Inc.	2,005	150,395
Barnes Group, Inc.	3,024	150,958
Blue Bird Corp.(a)	429	11,557
Caterpillar, Inc.	26,933	6,143,687
Chart Industries, Inc.(a)	2,149	345,194
CIRCOR International, Inc.(a)	747	25,674
Colfax Corp.(a)	5,445	246,059
Columbus McKinnon Corp.	771	38,172
Crane Co.	2,279	214,363
Cummins, Inc.	7,278	1,834,347
Deere & Co.	13,987	5,187,079
Donaldson Co., Inc.	6,093	383,128
Douglas Dynamics, Inc.	741	33,145
Dover Corp.	7,337	1,094,607
Energy Recovery, Inc.(a)	2,318	49,142
Enerpac Tool Group Corp.	3,044	80,970
EnPro Industries, Inc.	1,448	124,021
ESCO Technologies, Inc.	1,063	115,612
Evoqua Water Technologies Corp.(a)	6,166	176,224
ExOne Co.(a)	1,451	33,736
Federal Signal Corp.	2,841	117,703
Flowserve Corp.	7,437	294,803
Fortive Corp.	14,824	1,049,836
Franklin Electric Co., Inc.	1,806	146,774
Gates Industrial Corp. PLC(a)	2,328	40,158
Gencor Industries, Inc.(a)	1,081	12,961
Gorman-Rupp Co.	505	17,433
Graco, Inc.	7,855	603,264
Graham Corp.	286	3,921
Greenbrier Cos., Inc.	1,363	64,388

Security	Shares	Value

Machinery (continued)
Helios Technologies, Inc.	1,347	$97,361
Hillenbrand, Inc.	3,336	163,764
Hurco Cos., Inc.	172	5,908
Hydrofarm Holdings Group, Inc.(a)	1,074	70,562
Hyster-Yale Materials Handling, Inc.	411	33,229
IDEX Corp.	3,724	834,921
Illinois Tool Works, Inc.	15,936	3,672,611
Ingersoll Rand, Inc.(a)	16,978	838,883
ITT, Inc.	3,834	361,584
John Bean Technologies Corp.	1,475	214,435
Kadant, Inc.	789	140,466
Kennametal, Inc.	3,870	155,419
LB Foster Co., Class A(a)	354	5,714
Lincoln Electric Holdings, Inc.	2,556	327,296
Lindsay Corp.	958	158,817
Luxfer Holdings PLC	874	19,324
Lydall, Inc.(a)	520	19,162
Manitowoc Co., Inc.(a)	1,232	28,188
Meritor, Inc.(a)	2,656	71,792
Middleby Corp.(a)	2,909	527,460
Miller Industries, Inc.	363	15,616
Mueller Industries, Inc.	5,186	232,696
Mueller Water Products, Inc., Class A	6,381	91,631
Navistar International Corp.(a)	4,034	178,504
NN, Inc.(a)	2,043	14,914
Nordson Corp.	2,922	617,740
Omega Flex, Inc.	130	20,670
Oshkosh Corp.	3,661	455,538
Otis Worldwide Corp.	20,231	1,575,388
PACCAR, Inc.	16,867	1,516,006
Parker-Hannifin Corp.	6,260	1,964,451
Park-Ohio Holdings Corp.	132	4,793
Pentair PLC	7,821	504,533
Proto Labs, Inc.(a)(b)	1,235	138,394
RBC Bearings, Inc.(a)	1,140	227,350
REV Group, Inc.(a)	1,078	19,663
Rexnord Corp.	6,599	329,488
Shyft Group, Inc.	3,725	131,939
Snap-on, Inc.	2,696	640,570
SPX Corp.(a)	1,924	116,710
SPX FLOW, Inc.	1,814	120,794
Standex International Corp.	383	36,316
Stanley Black & Decker, Inc.	7,544	1,559,873
Tennant Co.	1,880	148,351
Terex Corp.	4,568	214,650
Timken Co.	2,773	232,571
Toro Co.	5,539	634,769
TriMas Corp.(a)	1,521	48,429
Trinity Industries, Inc.	3,944	109,012
Wabash National Corp.	1,971	34,709
Watts Water Technologies, Inc., Class A	1,043	129,906
Welbilt, Inc.(a)	6,434	143,736
Westinghouse Air Brake Technologies Corp.	9,018	740,107
Woodward, Inc.	3,164	395,532
Xylem, Inc.	8,685	960,995

		41,828,839

Marine — 0.0%
Costamare, Inc.	1,248	13,129
Eagle Bulk Shipping, Inc.(a)	219	9,492
Eneti, Inc.	134	2,695
Genco Shipping & Trading Ltd.	1,092	16,751

17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Kirby Corp.(a)	3,439	$219,064
Matson, Inc.	3,148	205,659
Safe Bulkers, Inc.(a)	2,358	8,465

		475,255

Media — 1.3%
Altice USA, Inc., Class A(a)	10,476	380,384
AMC Networks, Inc., Class A(a)(b)	1,603	80,599
Audacy, Inc.(a)	3,599	17,419
Boston Omaha Corp., Class A(a)	863	24,181
Cable One, Inc.	284	508,360
Cardlytics, Inc.(a)	1,417	194,880
Charter Communications, Inc., Class A(a)	6,994	4,710,109
Comcast Corp., Class A	226,121	12,696,694
ComScore, Inc.(a)	2,806	10,354
Daily Journal Corp.(a)(b)	60	18,311
Discovery, Inc., Class A(a)	6,459	243,246
Discovery, Inc., Class C(a)	16,748	541,128
DISH Network Corp., Class A(a)	12,064	540,346
Emerald Holding, Inc.(a)	736	4,129
Entravision Communications Corp., Class A	1,689	6,503
EW Scripps Co., Class A	1,830	39,565
Fluent, Inc.(a)	1,571	5,844
Fox Corp., Class A	16,394	613,463
Fox Corp., Class B	7,612	276,925
Gannett Co., Inc.(a)	4,135	18,773
Gray Television, Inc.	3,459	70,287
iHeartMedia, Inc., Class A(a)	2,633	50,396
Interpublic Group of Cos., Inc.	18,094	574,484
John Wiley & Sons, Inc., Class A	2,917	166,094
Liberty Broadband Corp., Class A(a)	1,674	263,940
Liberty Broadband Corp., Class C(a)	7,425	1,208,196
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	4,820	217,816
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	8,431	381,334
Loral Space & Communications, Inc.	436	17,497
Magnite, Inc.(a)	5,346	214,107
Meredith Corp.(a)	1,332	41,425
MSG Networks, Inc., Class A(a)	1,788	28,376
National CineMedia, Inc.	2,288	9,770
New York Times Co., Class A	8,021	364,234
News Corp., Class A	16,670	436,671
News Corp., Class B	9,143	222,266
Nexstar Media Group, Inc., Class A	2,489	366,903
Omnicom Group, Inc.	10,561	868,748
Scholastic Corp.	975	29,572
Sinclair Broadcast Group, Inc., Class A	2,243	72,830
Sirius XM Holdings, Inc.(b)	60,437	368,666
TechTarget, Inc.(a)	999	76,623
TEGNA, Inc.	10,150	203,609
Tribune Publishing Co.(a)	502	8,755
ViacomCBS, Inc., Class A	716	32,363
ViacomCBS, Inc., Class B	27,705	1,136,459
WideOpenWest, Inc.(a)	3,478	48,935

		28,411,569

Metals & Mining — 0.5%
Alcoa Corp.(a)	9,689	355,005
Allegheny Technologies, Inc.(a)(b)	7,839	182,335
Arconic Corp.(a)	6,225	178,035
Carpenter Technology Corp.	2,307	87,366
Century Aluminum Co.(a)	1,825	28,580
Cleveland-Cliffs, Inc.(a)	21,207	378,757
Coeur Mining, Inc.(a)	10,214	82,529
Commercial Metals Co.	7,452	217,747

Security	Shares	Value

Metals & Mining (continued)
Compass Minerals International, Inc.	2,525	$171,498
Ferroglobe PLC(a)(c)	844	—
Freeport-McMoRan, Inc.	71,250	2,686,838
Gatos Silver, Inc.(a)	2,285	26,232
Gold Resource Corp.	1,386	3,728
Haynes International, Inc.	363	10,614
Hecla Mining Co.	35,663	210,768
Kaiser Aluminum Corp.	636	76,619
Materion Corp.	920	65,145
Newmont Corp.	39,755	2,481,110
Novagold Resources, Inc.(a)(b)	12,171	109,417
Nucor Corp.	15,057	1,238,589
Olympic Steel, Inc.	97	2,818
Reliance Steel & Aluminum Co.	2,755	441,654
Royal Gold, Inc.	3,248	363,321
Ryerson Holding Corp.(a)	148	2,350
Schnitzer Steel Industries, Inc., Class A	861	40,648
Southern Copper Corp.	3,739	259,524
Steel Dynamics, Inc.	10,392	563,454
SunCoke Energy, Inc.	1,917	12,940
TimkenSteel Corp.(a)	1,376	16,540
United States Steel Corp.	14,709	338,454
Warrior Met Coal, Inc.	2,567	40,687
Worthington Industries, Inc.	1,445	94,301

		10,767,603

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	31,601	566,606
Annaly Capital Management, Inc.	66,916	607,597
Apollo Commercial Real Estate Finance, Inc.	7,092	107,869
Arbor Realty Trust, Inc.	8,457	149,520
Ares Commercial Real Estate Corp.	1,122	16,561
Arlington Asset Investment Corp., Class A(a)	839	3,440
ARMOUR Residential REIT, Inc.	8,986	111,696
Blackstone Mortgage Trust, Inc., Class A	6,131	199,196
Broadmark Realty Capital, Inc.	5,258	56,681
Capstead Mortgage Corp.	2,469	15,999
Cherry Hill Mortgage Investment Corp.	1,244	12,589
Chimera Investment Corp.	8,610	113,135
Colony Credit Real Estate, Inc.	2,738	23,793
Dynex Capital, Inc.	695	14,039
Ellington Financial, Inc.	1,920	34,445
Granite Point Mortgage Trust, Inc.	1,933	25,593
Great Ajax Corp.	332	4,054
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,164	218,194
Invesco Mortgage Capital, Inc.	6,966	27,167
KKR Real Estate Finance Trust, Inc.	1,316	27,768
Ladder Capital Corp.	4,671	55,538
MFA Financial, Inc.	20,140	88,616
New Residential Investment Corp.	22,096	236,869
New York Mortgage Trust, Inc.	17,656	81,041
Orchid Island Capital, Inc.	1,593	8,762
PennyMac Mortgage Investment Trust	3,973	79,659
Ready Capital Corp.	1,806	26,205
Redwood Trust, Inc.	4,274	47,484
Starwood Property Trust, Inc.	11,931	308,059
TPG RE Finance Trust, Inc.	3,418	42,588
Two Harbors Investment Corp.	21,486	167,591
Western Asset Mortgage Capital Corp.	1,131	3,574

		3,481,928

Multi-line Retail — 0.5%
Big Lots, Inc.	1,787	123,196

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail (continued)
Dillard’s, Inc., Class A	348	$34,421
Dollar General Corp.	12,152	2,609,642
Dollar Tree, Inc.(a)	11,636	1,336,976
Franchise Group, Inc.	829	31,941
Kohl’s Corp.	8,329	488,579
Macy’s, Inc.(a)	10,824	179,462
Nordstrom, Inc.(a)	6,117	224,371
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,988	275,703
Target Corp.	24,837	5,147,717

		10,452,008

Multi-Utilities — 0.7%
Ameren Corp.	12,103	1,026,819
Avista Corp.	2,622	120,664
Black Hills Corp.	2,424	167,208
CenterPoint Energy, Inc.	26,223	642,201
CMS Energy Corp.	14,231	916,334
Consolidated Edison, Inc.	16,999	1,315,893
Dominion Energy, Inc.	40,931	3,270,387
DTE Energy Co.	9,460	1,324,589
MDU Resources Group, Inc.	9,350	312,851
NiSource, Inc.	18,118	471,430
NorthWestern Corp.	2,960	201,369
Public Service Enterprise Group, Inc.	25,075	1,583,737
Sempra Energy	14,405	1,981,696
Unitil Corp.	767	44,202
WEC Energy Group, Inc.	15,695	1,525,083

		14,904,463

Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	13,827	119,465
Antero Resources Corp.(a)	12,381	111,677
APA Corp.	21,245	424,900
Arch Resources, Inc.(a)	592	26,291
Ardmore Shipping Corp.(a)	703	2,756
Berry Corp.	2,607	15,929
Bonanza Creek Energy, Inc.(a)	672	22,236
Brigham Minerals, Inc., Class A	617	10,575
Cabot Oil & Gas Corp.	19,296	321,664
Cheniere Energy, Inc.(a)	11,269	873,573
Chevron Corp.	96,344	9,930,176
Cimarex Energy Co.	4,794	317,363
Clean Energy Fuels Corp.(a)	4,949	54,439
CNX Resources Corp.(a)	10,447	140,199
ConocoPhillips	67,792	3,466,883
CONSOL Energy, Inc.(a)	881	7,735
Contango Oil & Gas Co.(a)	4,501	16,834
Continental Resources, Inc.	3,232	88,040
CVR Energy, Inc.	1,053	22,418
Delek US Holdings, Inc.	2,513	59,633
Devon Energy Corp.	30,106	703,878
DHT Holdings, Inc.	4,668	27,541
Diamond S Shipping, Inc.(a)(b)	1,594	15,701
Diamondback Energy, Inc.	8,568	700,263
Dorian LPG Ltd.(a)	1,250	16,613
Energy Fuels, Inc.(a)	4,782	26,349
EOG Resources, Inc.	28,935	2,130,773
EQT Corp.(a)	13,877	265,051
Equitrans Midstream Corp.	24,829	202,605
Evolution Petroleum Corp.	1,161	3,843
Exxon Mobil Corp.	211,388	12,099,849
Falcon Minerals Corp.	1,711	7,597
Frontline Ltd.	4,838	36,962
Golar LNG Ltd.(a)	3,854	44,244

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Goodrich Petroleum Corp.(a)	829	$8,331
Green Plains, Inc.(a)	1,196	35,641
Hess Corp.	13,574	1,011,399
HollyFrontier Corp.	7,797	272,895
International Seaways, Inc.	846	14,957
Kinder Morgan, Inc.	97,126	1,655,998
Kosmos Energy Ltd.(a)	42,836	122,511
Magnolia Oil & Gas Corp., Class A(a)	8,755	98,581
Marathon Oil Corp.	44,327	499,122
Marathon Petroleum Corp.	32,265	1,795,547
Matador Resources Co.	7,412	195,010
Murphy Oil Corp.	6,905	116,902
NACCO Industries, Inc., Class A	95	2,197
Nordic American Tankers Ltd.	4,938	16,345
Occidental Petroleum Corp.	41,024	1,040,369
ONEOK, Inc.	21,992	1,151,061
Overseas Shipholding Group, Inc., Class A(a)	2,632	5,817
Ovintiv, Inc.	12,599	301,494
Par Pacific Holdings, Inc.(a)	1,459	22,162
PBF Energy, Inc., Class A(a)	4,171	59,145
PDC Energy, Inc.(a)	4,302	157,066
Peabody Energy Corp.(a)	2,502	9,257
Penn Virginia Corp.(a)	390	5,316
Phillips 66	21,883	1,770,554
Pioneer Natural Resources Co.	10,024	1,541,992
PrimeEnergy Resources Corp.(a)	80	3,382
Range Resources Corp.(a)	8,998	88,360
Renewable Energy Group, Inc.(a)	2,161	119,979
REX American Resources Corp.(a)	221	17,841
Scorpio Tankers, Inc.(b)	2,267	41,123
SFL Corp. Ltd.	3,785	29,372
SM Energy Co.	7,673	121,233
Southwestern Energy Co.(a)	29,205	124,705
Talos Energy, Inc.(a)	673	7,531
Targa Resources Corp.	11,282	391,373
Tellurian, Inc.(a)	3,575	7,919
Uranium Energy Corp.(a)(b)	5,795	16,806
Valero Energy Corp.	20,316	1,502,571
W&T Offshore, Inc.(a)	2,856	9,396
Whiting Petroleum Corp.(a)	46	1,843
Williams Cos., Inc.	60,484	1,473,390
World Fuel Services Corp.	3,223	99,687

		48,280,235

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	635	21,247
Domtar Corp.(a)	3,920	154,527
Glatfelter Corp.	1,299	19,121
Louisiana-Pacific Corp.	5,114	336,910
Neenah, Inc.	540	28,712
Schweitzer-Mauduit International, Inc.	1,205	55,032
Verso Corp., Class A	1,086	16,768

		632,317

Personal Products — 0.2%
BellRing Brands, Inc., Class A(a)	1,574	40,593
Coty, Inc., Class A(a)	13,418	134,314
Edgewell Personal Care Co.	3,894	148,751
elf Beauty, Inc.(a)	2,100	63,525
Estee Lauder Cos., Inc., Class A	11,267	3,535,585
Herbalife Nutrition Ltd.(a)	5,038	230,589
Inter Parfums, Inc.	578	42,541
Lifevantage Corp.(a)	732	5,951
Medifast, Inc.	460	104,461

19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nature’s Sunshine Products, Inc.	255	$5,307
Nu Skin Enterprises, Inc., Class A	3,651	192,992
Revlon, Inc., Class A(a)(b)	260	3,086
USANA Health Sciences, Inc.(a)	423	38,066
Veru, Inc.(a)	4,777	42,229

		4,587,990

Pharmaceuticals — 3.1%
AcelRx Pharmaceuticals, Inc.(a)	3,530	4,589
Aerie Pharmaceuticals, Inc.(a)(b)	1,684	28,847
Agile Therapeutics, Inc.(a)(b)	4,161	7,698
Amneal Pharmaceuticals, Inc.(a)(b)	5,098	28,090
Amphastar Pharmaceuticals, Inc.(a)	1,216	21,158
ANI Pharmaceuticals, Inc.(a)	794	26,424
Antares Pharma, Inc.(a)	4,962	18,806
Arvinas, Inc.(a)	2,816	194,135
Atea Pharmaceuticals, Inc.(a)(b)	1,004	24,809
Axsome Therapeutics, Inc.(a)	1,104	66,748
BioDelivery Sciences International, Inc.(a)	3,852	13,328
Bristol-Myers Squibb Co.	113,111	7,060,389
Cara Therapeutics, Inc.(a)	1,585	20,526
Cassava Sciences, Inc.(a)	1,297	60,700
Catalent, Inc.(a)	8,050	905,383
Chiasma, Inc.(a)	2,036	6,067
Collegium Pharmaceutical, Inc.(a)	1,582	35,279
Corcept Therapeutics, Inc.(a)(b)	7,431	169,352
CorMedix, Inc.(a)	1,458	12,597
Cymabay Therapeutics, Inc.(a)	3,406	14,748
Durect Corp.(a)	7,508	14,265
Elanco Animal Health, Inc.(a)	22,482	712,904
Eli Lilly & Co.	42,028	7,681,458
Eloxx Pharmaceuticals, Inc.(a)	661	1,441
Endo International PLC(a)	9,338	53,507
Evofem Biosciences, Inc.(a)(b)	5,811	8,600
Evolus, Inc.(a)	275	2,505
Fulcrum Therapeutics, Inc.(a)	659	7,414
Innoviva, Inc.(a)	2,582	29,564
Intra-Cellular Therapies, Inc.(a)	4,959	170,738
Jazz Pharmaceuticals PLC(a)	2,684	441,250
Johnson & Johnson	131,872	21,459,531
Kala Pharmaceuticals, Inc.(a)(b)	1,156	8,936
Lannett Co., Inc.(a)	1,056	4,615
Liquidia Corp.(a)	1,077	3,059
Marinus Pharmaceuticals, Inc.(a)	1,328	19,535
Merck & Co., Inc.	126,677	9,437,436
Nektar Therapeutics(a)(b)	9,982	195,747
NGM Biopharmaceuticals, Inc.(a)	1,461	40,177
Ocular Therapeutix, Inc.(a)	2,768	50,876
Odonate Therapeutics, Inc.(a)(b)	353	1,182
Omeros Corp.(a)	2,229	39,364
Optinose, Inc.(a)(b)	514	1,835
Pacira BioSciences, Inc.(a)	1,813	114,545
Paratek Pharmaceuticals, Inc.(a)	915	7,000
Perrigo Co. PLC	6,375	265,391
Pfizer, Inc.	277,344	10,719,346
Phathom Pharmaceuticals, Inc.(a)	560	21,571
Phibro Animal Health Corp., Class A	619	15,178
Pliant Therapeutics, Inc.(a)	1,639	54,906
Prestige Consumer Healthcare, Inc.(a)	2,255	98,228
Provention Bio, Inc.(a)	1,609	11,569
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,217	123,404
Recro Pharma, Inc.(a)	902	2,408

Security	Shares	Value

Pharmaceuticals (continued)
Relmada Therapeutics, Inc.(a)	534	$20,591
Revance Therapeutics, Inc.(a)	2,534	73,790
Royalty Pharma PLC, Class A	16,010	704,440
Satsuma Pharmaceuticals, Inc.(a)	424	2,251
SIGA Technologies, Inc.(a)	3,614	25,912
Supernus Pharmaceuticals, Inc.(a)	2,277	69,335
TherapeuticsMD, Inc.(a)(b)	7,503	9,079
Theravance Biopharma, Inc.(a)(b)	1,792	35,374
Tricida, Inc.(a)	1,280	5,952
Verrica Pharmaceuticals, Inc.(a)	732	9,662
Viatris, Inc.(a)	60,517	804,876
VYNE Therapeutics, Inc.(a)(b)	2,638	13,032
WaVe Life Sciences Ltd.(a)	1,000	6,150
Xeris Pharmaceuticals, Inc.(a)	3,725	14,267
Zoetis, Inc.	23,689	4,098,908
Zogenix, Inc.(a)	2,357	44,524

		66,477,301

Professional Services — 0.7%
ASGN, Inc.(a)	3,001	315,645
Barrett Business Services, Inc.	250	18,333
BGSF, Inc.	403	5,646
Booz Allen Hamilton Holding Corp.	6,819	565,636
CACI International, Inc., Class A(a)	1,340	341,512
CBIZ, Inc.(a)	3,990	134,024
CoreLogic, Inc.	3,527	281,102
CoStar Group, Inc.(a)	1,938	1,655,885
CRA International, Inc.	196	15,731
Dun & Bradstreet Holdings, Inc.(a)	6,744	160,237
Equifax, Inc.	5,966	1,367,586
Exponent, Inc.	2,922	281,476
Forrester Research, Inc.(a)	474	20,595
Franklin Covey Co.(a)	195	5,955
FTI Consulting, Inc.(a)	2,034	282,421
GP Strategies Corp.(a)	414	6,521
Heidrick & Struggles International, Inc.	563	23,815
Huron Consulting Group, Inc.(a)	877	49,340
ICF International, Inc.	640	58,278
IHS Markit Ltd.	19,718	2,121,262
Insperity, Inc.	2,205	193,026
Jacobs Engineering Group, Inc.	6,428	858,845
KBR, Inc.	7,925	313,513
Kelly Services, Inc., Class A(a)	887	22,219
Kforce, Inc.	689	38,612
Korn Ferry	2,175	147,661
Leidos Holdings, Inc.	6,941	702,984
ManpowerGroup, Inc.	2,781	336,195
ManTech International Corp., Class A	1,416	120,856
Mistras Group, Inc.(a)	335	3,729
Nielsen Holdings PLC	18,723	480,245
Resources Connection, Inc.	605	8,537
Robert Half International, Inc.	5,630	493,244
Science Applications International Corp.	3,057	273,357
TransUnion	9,384	981,473
TriNet Group, Inc.(a)	2,441	192,131
TrueBlue, Inc.(a)	1,432	40,526
Upwork, Inc.(a)	5,269	242,690
Verisk Analytics, Inc.	7,938	1,493,932
Willdan Group, Inc.(a)(b)	300	11,451

		14,666,226

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	294	1,852

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
CBRE Group, Inc., Class A(a)	16,514	$1,406,993
Cushman & Wakefield PLC(a)	4,042	68,714
eXp World Holdings, Inc.(a)(b)	2,002	68,789
Forestar Group, Inc.(a)	1,192	30,205
FRP Holdings, Inc.(a)	186	9,441
Howard Hughes Corp.(a)(b)	2,575	277,946
Jones Lang LaSalle, Inc.(a)	2,671	501,908
Kennedy-Wilson Holdings, Inc.	9,305	191,218
Marcus & Millichap, Inc.(a)	917	32,388
Newmark Group, Inc., Class A	5,556	59,727
Rafael Holdings, Inc., Class B(a)	432	17,859
RE/MAX Holdings, Inc., Class A	632	23,213
Realogy Holdings Corp.(a)	5,026	86,849
Redfin Corp.(a)	5,266	372,727
RMR Group, Inc., Class A	541	21,413
St. Joe Co.	1,480	67,769
Stratus Properties, Inc.(a)	132	4,640
Tejon Ranch Co.(a)	507	8,021

		3,251,672

Road & Rail — 1.1%
AMERCO	489	291,752
ArcBest Corp.	886	64,465
Avis Budget Group, Inc.(a)	2,581	231,283
Covenant Logistics Group, Inc., Class A(a)	245	5,270
CSX Corp.	37,953	3,823,765
Daseke, Inc.(a)(b)	1,090	8,273
Heartland Express, Inc.	3,436	63,875
JB Hunt Transport Services, Inc.	4,062	693,424
Kansas City Southern	4,528	1,323,127
Knight-Swift Transportation Holdings, Inc.	6,178	291,107
Landstar System, Inc.	1,926	331,811
Lyft, Inc., Class A(a)	12,352	687,512
Marten Transport Ltd.	2,723	45,529
Norfolk Southern Corp.	12,494	3,488,825
Old Dominion Freight Line, Inc.	4,794	1,235,941
Ryder System, Inc.	2,428	193,852
Saia, Inc.(a)	1,138	266,861
Schneider National, Inc., Class B	5,863	142,061
Uber Technologies, Inc.(a)	68,678	3,761,494
Union Pacific Corp.	33,472	7,433,797
Universal Logistics Holdings, Inc.	345	8,629
US Xpress Enterprises, Inc., Class A(a)	1,385	14,182
Werner Enterprises, Inc.	3,145	145,393

		24,552,228

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Energy Industries, Inc.	1,561	172,194
Advanced Micro Devices, Inc.(a)(b)	59,662	4,869,613
Allegro MicroSystems, Inc.(a)	2,315	57,134
Alpha & Omega Semiconductor Ltd.(a)	1,152	35,827
Ambarella, Inc.(a)	1,957	190,788
Amkor Technology, Inc.	4,613	93,275
Analog Devices, Inc.	18,196	2,786,899
Applied Materials, Inc.	45,571	6,047,727
Atomera, Inc.(a)(b)	1,716	28,554
Axcelis Technologies, Inc.(a)	2,839	117,904
AXT, Inc.(a)	1,214	11,970
Broadcom, Inc.	19,670	8,973,454
Brooks Automation, Inc.	4,059	411,299
CEVA, Inc.(a)	893	49,508
Cirrus Logic, Inc.(a)	3,242	241,237
CMC Materials, Inc.	1,318	241,761

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.(a)	1,866	$74,659
Cree, Inc.(a)	5,204	517,382
CyberOptics Corp.(a)	375	12,371
Diodes, Inc.(a)	1,926	147,936
DSP Group, Inc.(a)	1,034	14,362
Enphase Energy, Inc.(a)	5,132	714,631
Entegris, Inc.	6,485	730,081
First Solar, Inc.(a)	4,825	369,257
FormFactor, Inc.(a)	3,405	133,306
Ichor Holdings Ltd.(a)	969	54,041
Impinj, Inc.(a)	724	34,361
Intel Corp.	204,731	11,778,174
KLA Corp.	7,681	2,422,203
Lam Research Corp.	7,090	4,398,991
Lattice Semiconductor Corp.(a)	6,382	321,078
MACOM Technology Solutions Holdings, Inc.(a)	3,308	187,266
Marvell Technology Inc.	38,389	1,735,567
Maxeon Solar Technologies Ltd.(a)(b)	287	5,166
Maxim Integrated Products, Inc.	12,843	1,207,242
MaxLinear, Inc.(a)	5,337	192,079
Microchip Technology, Inc.	12,326	1,852,475
Micron Technology, Inc.(a)	55,369	4,765,610
MKS Instruments, Inc.	2,822	505,448
Monolithic Power Systems, Inc.	2,130	769,739
NeoPhotonics Corp.(a)	1,665	15,584
NVE Corp.	172	13,163
NVIDIA Corp.	29,416	17,660,778
ON Semiconductor Corp.(a)	19,905	776,295
Onto Innovation, Inc.(a)	3,050	208,986
PDF Solutions, Inc.(a)	1,754	31,098
Photronics, Inc.(a)	2,227	28,283
Power Integrations, Inc.	3,419	283,127
Qorvo, Inc.(a)	5,703	1,073,134
Qualcomm, Inc.	56,071	7,782,655
Rambus, Inc.(a)	4,883	92,679
Semtech Corp.(a)	3,788	256,599
Silicon Laboratories, Inc.(a)	1,891	266,537
SiTime Corp.(a)	439	40,630
Skyworks Solutions, Inc.	8,122	1,472,762
SMART Global Holdings, Inc.(a)	853	39,366
SolarEdge Technologies, Inc.(a)	2,429	640,139
SunPower Corp.(a)(b)	3,123	80,230
Synaptics, Inc.(a)	1,928	269,669
Teradyne, Inc.	8,137	1,017,776
Texas Instruments, Inc.	45,765	8,261,040
Ultra Clean Holdings, Inc.(a)	1,678	85,696
Universal Display Corp.	2,304	515,382
Veeco Instruments, Inc.(a)	1,822	41,924
Xilinx, Inc.	12,101	1,548,444

		99,774,545

Software — 8.8%
8x8, Inc.(a)	6,424	211,285
A10 Networks, Inc.(a)	3,291	28,566
ACI Worldwide, Inc.(a)	6,898	260,606
Adobe, Inc.(a)	23,951	12,175,251
Agilysys, Inc.(a)	963	48,545
Alarm.com Holdings, Inc.(a)	2,228	199,985
Altair Engineering, Inc., Class A(a)	1,683	109,395
Alteryx, Inc., Class A(a)	2,631	215,084
American Software, Inc., Class A	1,641	33,952
Anaplan, Inc.(a)	7,643	455,905
ANSYS, Inc.(a)	4,229	1,546,376

21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Appfolio, Inc., Class A(a)	774	$111,944
Appian Corp.(a)	2,225	269,625
Aspen Technology, Inc.(a)	3,350	438,314
Asure Software, Inc.(a)	411	3,292
Atlassian Corp. PLC, Class A(a)	6,386	1,517,058
Autodesk, Inc.(a)	10,886	3,177,732
Avalara, Inc.(a)	4,300	609,353
Avaya Holdings Corp.(a)	4,062	116,864
Benefitfocus, Inc.(a)	1,165	15,751
Bill.Com Holdings, Inc.(a)	3,850	595,325
Blackbaud, Inc.(a)	2,423	172,324
Blackline, Inc.(a)	2,861	332,048
Bottomline Technologies DE, Inc.(a)	1,955	94,935
Box, Inc., Class A(a)	9,460	201,498
C3.AI, Inc., Class A(a)(b)	783	51,882
Cadence Design Systems, Inc.(a)	13,682	1,802,877
CDK Global, Inc.	6,508	348,764
Cerence, Inc.(a)	2,185	210,656
Ceridian HCM Holding, Inc.(a)	5,873	554,881
ChannelAdvisor Corp.(a)	878	18,570
Citrix Systems, Inc.	6,124	758,457
Cloudera, Inc.(a)	9,840	124,870
Cloudflare, Inc., Class A(a)	5,932	502,678
Cognyte Software Ltd.(a)	2,702	70,603
CommVault Systems, Inc.(a)	2,630	182,811
Cornerstone OnDemand, Inc.(a)	3,525	156,034
Coupa Software, Inc.(a)	3,548	954,554
Crowdstrike Holdings, Inc., Class A(a)	7,543	1,572,791
Datadog, Inc., Class A(a)	7,862	674,324
Datto Holding Corp.(a)	1,098	28,054
Digimarc Corp.(a)(b)	495	16,696
Digital Turbine, Inc.(a)	4,505	339,812
DocuSign, Inc.(a)	8,833	1,969,229
Dolby Laboratories, Inc., Class A	2,872	291,422
Domo, Inc., Class B(a)	1,133	72,841
Dropbox, Inc., Class A(a)	12,022	308,965
Duck Creek Technologies, Inc.(a)	3,230	134,303
Dynatrace, Inc.(a)	9,799	509,940
Ebix, Inc.	762	22,944
eGain Corp.(a)	724	7,117
Elastic NV(a)	3,140	378,747
Envestnet, Inc.(a)	3,255	240,317
Everbridge, Inc.(a)	1,703	226,005
Fair Isaac Corp.(a)	1,404	732,060
FireEye, Inc.(a)(b)	12,568	249,789
Five9, Inc.(a)	2,916	548,120
Fortinet, Inc.(a)	6,561	1,339,953
GTY Technology Holdings, Inc.(a)(b)	2,386	12,169
Guidewire Software, Inc.(a)	4,567	481,864
HubSpot, Inc.(a)	2,016	1,061,323
Intelligent Systems Corp.(a)(b)	318	12,186
InterDigital, Inc.	1,314	91,218
Intuit, Inc.	12,527	5,163,128
j2 Global, Inc.(a)	2,076	251,196
Jamf Holding Corp.(a)(b)	2,116	77,276
JFrog Ltd.(a)(b)	443	21,720
LivePerson, Inc.(a)	2,968	162,201
Manhattan Associates, Inc.(a)	3,037	416,798
McAfee Corp., Class A(a)	2,331	56,597
Medallia, Inc.(a)	4,138	122,030
Microsoft Corp.	373,499	94,188,978
MicroStrategy, Inc., Class A(a)	397	260,892
Mimecast Ltd.(a)	3,848	167,080

Security	Shares	Value

Software (continued)
Mitek Systems, Inc.(a)	1,307	$21,186
Model N, Inc.(a)(b)	1,370	54,499
nCino Inc.(a)(b)	2,104	137,581
New Relic, Inc.(a)	3,196	205,503
NortonLifeLock, Inc.	27,009	583,664
Nuance Communications, Inc.(a)	13,833	735,501
Nutanix, Inc., Class A(a)	8,483	229,380
ON24, Inc.(a)	798	35,112
OneSpan, Inc.(a)	1,431	38,365
Oracle Corp.	91,810	6,958,280
PagerDuty, Inc.(a)	5,116	217,225
Palo Alto Networks, Inc.(a)	4,624	1,634,075
Paycom Software, Inc.(a)	2,353	904,517
Paylocity Holding Corp.(a)	2,101	405,997
Pegasystems, Inc.	1,757	223,034
Ping Identity Holding Corp.(a)	1,588	38,557
Progress Software Corp.	2,301	100,462
Proofpoint, Inc.(a)	2,773	477,261
PROS Holdings, Inc.(a)	1,606	69,026
PTC, Inc.(a)	5,180	678,269
Q2 Holdings, Inc.(a)	2,277	236,854
QAD, Inc., Class A	286	20,217
Qualys, Inc.(a)	1,551	157,209
Rapid7, Inc.(a)	2,323	188,744
RingCentral, Inc., Class A(a)	3,858	1,230,509
SailPoint Technologies Holding, Inc.(a)(b)	3,564	174,030
salesforce.com, Inc.(a)	43,713	10,067,978
Sapiens International Corp. NV	1,182	38,250
Seachange International, Inc.(a)	875	980
SecureWorks Corp., Class A(a)	607	7,897
ServiceNow, Inc.(a)	9,609	4,865,709
ShotSpotter, Inc.(a)	218	7,617
Slack Technologies, Inc., Class A(a)	24,933	1,057,159
Smartsheet, Inc., Class A(a)	6,365	377,444
SolarWinds Corp.(a)	1,701	28,679
Splunk, Inc.(a)	8,073	1,020,589
Sprout Social, Inc., Class A(a)	1,102	73,052
SPS Commerce, Inc.(a)	1,402	143,621
SS&C Technologies Holdings, Inc.	10,881	807,588
Sumo Logic, Inc.(a)	3,403	66,324
SVMK, Inc.(a)	6,429	115,658
Synchronoss Technologies, Inc.(a)	1,198	4,001
Synopsys, Inc.(a)	7,468	1,845,044
Telos Corp.(a)	1,412	46,850
Tenable Holdings, Inc.(a)	2,954	110,760
Teradata Corp.(a)	6,431	318,142
Trade Desk, Inc., Class A(a)	2,041	1,488,522
Tyler Technologies, Inc.(a)	1,911	811,907
Unity Software, Inc.(a)	1,282	130,226
Upland Software, Inc.(a)	909	45,050
Varonis Systems, Inc.(a)	4,385	232,186
Verint Systems, Inc.(a)	4,675	227,065
Veritone, Inc.(a)(b)	1,045	25,205
Viant Technology, Inc., Class A(a)	883	28,998
VirnetX Holding Corp.	2,642	12,312
VMware, Inc., Class A(a)(b)	4,017	646,054
Workday, Inc., Class A(a)	8,869	2,190,643
Workiva, Inc.(a)	1,633	153,502
Xperi Holding Corp.	6,973	143,295
Yext, Inc.(a)	4,239	59,134
Zendesk, Inc.(a)	5,646	825,163
Zix Corp.(a)	2,268	17,883
Zoom Video Communications, Inc., Class A(a)	8,712	2,784,094

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zscaler, Inc.(a)	3,527	$661,806
Zuora, Inc., Class A(a)	4,368	70,762

		188,200,941

Specialty Retail — 2.4%
Aaron’s Co., Inc.	1,320	40,775
Abercrombie & Fitch Co., Class A(a)	5,132	192,399
Academy Sports & Outdoors, Inc.(a)(b)	2,670	82,263
Advance Auto Parts, Inc.	3,336	667,734
American Eagle Outfitters, Inc.	9,191	317,733
America’s Car-Mart, Inc.(a)	281	42,383
Asbury Automotive Group, Inc.(a)	1,098	218,074
At Home Group, Inc.(a)	2,635	83,213
AutoNation, Inc.(a)	2,617	268,190
AutoZone, Inc.(a)	1,121	1,641,278
Bed Bath & Beyond, Inc.(a)	6,136	155,363
Best Buy Co., Inc.	11,310	1,315,014
Boot Barn Holdings, Inc.(a)	2,139	150,885
Buckle, Inc.(b)	2,598	108,960
Burlington Stores, Inc.(a)	3,252	1,061,225
Caleres, Inc.	1,279	29,813
Camping World Holdings, Inc., Class A	1,601	69,708
CarMax, Inc.(a)	7,971	1,062,056
Carvana Co.(a)(b)	2,751	784,750
Cato Corp., Class A(a)	507	6,794
Chico’s FAS, Inc.(a)	3,622	10,866
Children’s Place, Inc.(a)	603	47,245
Citi Trends, Inc.(a)	277	28,974
Conn’s, Inc.(a)	641	12,974
Container Store Group, Inc.(a)(b)	1,057	14,893
Designer Brands, Inc., Class A(a)	1,907	33,754
Dick’s Sporting Goods, Inc.	3,611	298,196
Express, Inc.(a)	2,627	8,012
Five Below, Inc.(a)	2,845	572,613
Floor & Decor Holdings, Inc., Class A(a)	4,540	503,577
Foot Locker, Inc.	4,608	271,780
GameStop Corp., Class A(a)(b)	2,794	485,010
Gap, Inc.	8,762	290,022
Genesco, Inc.(a)	625	31,250
Group 1 Automotive, Inc.	818	134,283
GrowGeneration Corp.(a)	2,856	124,522
Guess?, Inc.	1,837	49,672
Haverty Furniture Cos., Inc.	502	23,328
Hibbett Sports, Inc.(a)	760	60,382
Home Depot, Inc.	53,509	17,319,258
L Brands, Inc.(a)	11,261	742,100
Leslie’s Inc.(a)(b)	4,269	121,325
Lithia Motors, Inc., Class A	1,286	494,313
Lowe’s Cos., Inc.	36,467	7,156,649
Lumber Liquidators Holdings, Inc.(a)	1,004	24,066
MarineMax, Inc.(a)	887	50,382
Monro, Inc.	1,675	118,238
Murphy USA, Inc.	1,316	183,450
National Vision Holdings, Inc.(a)	3,721	187,576
ODP Corp.(a)	2,695	108,959
OneWater Marine, Inc., Class A(a)	1,661	85,093
O’Reilly Automotive, Inc.(a)	3,453	1,909,095
Penske Automotive Group, Inc.	1,347	118,118
Petco Health & Wellness Co., Inc.(a)	2,638	62,310
Rent-A-Center, Inc.	2,694	155,040
RH(a)	755	519,455
Ross Stores, Inc.	17,331	2,269,321

Security	Shares	Value

Specialty Retail (continued)
Sally Beauty Holdings, Inc.(a)	5,601	$112,412
Shoe Carnival, Inc.	372	22,301
Signet Jewelers Ltd.(a)	2,276	135,991
Sleep Number Corp.(a)	1,720	192,451
Sonic Automotive, Inc., Class A	808	39,867
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	33,891
Tilly’s, Inc., Class A(a)	598	7,212
TJX Cos., Inc.	59,657	4,235,647
Tractor Supply Co.	5,653	1,066,156
Ulta Beauty, Inc.(a)	2,635	867,837
Urban Outfitters, Inc.(a)	5,346	191,921
Vroom Inc.(a)(b)	5,065	234,358
Williams-Sonoma, Inc.	3,807	650,045
Winmark Corp.	85	16,368
Zumiez, Inc.(a)	980	42,111

		50,773,279

Technology Hardware, Storage & Peripherals — 5.2%
3D Systems Corp.(a)	8,306	178,911
Apple, Inc.	790,177	103,876,668
Avid Technology, Inc.(a)	592	13,462
Contra Technologies(a)	164	1,498
Corsair Gaming, Inc.(a)(b)	1,082	35,901
Dell Technologies, Inc., Class C(a)	12,920	1,270,424
Diebold Nixdorf, Inc.(a)	2,781	41,743
Eastman Kodak Co.(a)(b)	1,722	12,846
Hewlett Packard Enterprise Co.	63,667	1,019,945
HP, Inc.	63,769	2,175,161
Immersion Corp.(a)(b)	1,186	10,164
NCR Corp.(a)	6,074	277,886
NetApp, Inc.	10,892	813,523
Pure Storage, Inc., Class A(a)	11,933	241,285
Super Micro Computer, Inc.(a)	1,968	72,855
Turtle Beach Corp.(a)	776	21,565
Western Digital Corp.(a)	15,017	1,060,651
Xerox Holdings Corp.	10,827	261,364

		111,385,852

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	6,890	379,501
Carter’s, Inc.	2,483	270,126
Columbia Sportswear Co.	1,256	136,917
Crocs, Inc.(a)	3,086	308,970
Deckers Outdoor Corp.(a)	1,472	497,830
Fossil Group, Inc.(a)	1,424	18,370
G-III Apparel Group Ltd.(a)	3,624	117,744
Hanesbrands, Inc.	18,394	387,378
Kontoor Brands, Inc.	4,036	253,582
Lakeland Industries, Inc.(a)	926	26,122
Lululemon Athletica, Inc.(a)	5,635	1,889,246
Movado Group, Inc.	450	14,117
NIKE, Inc., Class B	61,939	8,214,350
Oxford Industries, Inc.	585	53,370
PVH Corp.(a)	3,378	382,322
Ralph Lauren Corp.(a)	2,165	288,573
Rocky Brands, Inc.	309	16,269
Skechers USA, Inc., Class A(a)	6,374	309,075
Steven Madden Ltd.	3,544	144,134
Tapestry, Inc.(a)	14,397	688,896
Under Armour, Inc., Class A(a)	9,102	221,270
Under Armour, Inc., Class C(a)	9,628	191,693
Unifi, Inc.(a)	322	8,704

23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Vera Bradley, Inc.(a)	696	$7,726
VF Corp.	15,900	1,393,794
Wolverine World Wide, Inc.	3,653	152,403

		16,372,482

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	1,972	89,036
Capitol Federal Financial, Inc.	5,759	74,435
Columbia Financial, Inc.(a)	2,444	44,652
Essent Group Ltd.	5,416	284,773
Federal Agricultural Mortgage Corp., Class C	456	46,904
Flagstar Bancorp, Inc.	2,381	110,812
Greene County Bancorp, Inc.	392	9,961
Hingham Institution for Savings	79	24,027
Home Bancorp, Inc.	190	7,209
HomeStreet, Inc.	954	38,961
Kearny Financial Corp.	3,052	39,005
Merchants Bancorp	405	16,520
Meridian Bancorp, Inc.	7,659	169,340
Meta Financial Group, Inc.	1,236	60,885
MGIC Investment Corp.	16,289	248,244
Mr Cooper Group, Inc.(a)	2,984	102,888
New York Community Bancorp, Inc.	24,676	295,125
NMI Holdings, Inc., Class A(a)	3,417	88,295
Northfield Bancorp, Inc.	1,190	19,254
Northwest Bancshares, Inc.	4,246	59,614
PCSB Financial Corp.	450	7,870
PennyMac Financial Services, Inc.	1,842	110,907
Premier Financial Corp.	1,940	61,285
Provident Bancorp, Inc.	875	14,324
Provident Financial Services, Inc.	3,591	84,640
Radian Group, Inc.	9,169	225,924
Rocket Cos., Inc., Class A	8,213	184,382
Southern Missouri Bancorp, Inc.	347	14,536
Sterling Bancorp, Inc.(a)	551	2,727
Territorial Bancorp, Inc.	536	13,480
TFS Financial Corp.	4,820	94,279
Timberland Bancorp, Inc.	434	12,213
TrustCo Bank Corp. NY	3,596	26,305
Walker & Dunlop, Inc.	1,172	129,916
Washington Federal, Inc.	5,156	167,828
Waterstone Financial, Inc.	804	15,839
Western New England Bancorp, Inc.	2,207	17,877
WSFS Financial Corp.	2,055	104,990

		3,119,262

Tobacco — 0.6%
Altria Group, Inc.	92,609	4,422,080
Philip Morris International, Inc.	77,387	7,351,765
Turning Point Brands, Inc.	705	34,418
Universal Corp.	807	45,378
Vector Group Ltd.	5,488	71,618

		11,925,259

Trading Companies & Distributors — 0.3%
Air Lease Corp.	5,967	278,719
Applied Industrial Technologies, Inc.	1,728	165,300
Beacon Roofing Supply, Inc.(a)	2,457	138,403
Boise Cascade Co.	1,918	127,969
CAI International, Inc.	573	24,381
DXP Enterprises, Inc.(a)	556	16,274
EVI Industries, Inc.(a)(b)	262	7,006
Fastenal Co.	28,483	1,489,091

Security	Shares	Value

Trading Companies & Distributors (continued)
GATX Corp.	2,267	$221,509
GMS, Inc.(a)	3,711	162,208
H&E Equipment Services, Inc.	1,091	42,440
Herc Holdings, Inc.(a)	1,097	115,843
Lawson Products, Inc.(a)	255	13,370
McGrath RentCorp.	922	75,586
MRC Global, Inc.(a)	2,394	22,551
MSC Industrial Direct Co., Inc., Class A	2,124	191,500
NOW, Inc.(a)	12,227	120,069
Rush Enterprises, Inc., Class A	1,789	88,305
Rush Enterprises, Inc., Class B	399	17,472
SiteOne Landscape Supply, Inc.(a)	2,435	436,790
Systemax, Inc.	366	15,636
Textainer Group Holdings Ltd.(a)	2,139	54,801
Titan Machinery, Inc.(a)	433	11,306
Transcat, Inc.(a)	348	17,400
Triton International Ltd.	2,838	142,382
United Rentals, Inc.(a)	3,550	1,135,822
Univar Solutions, Inc.(a)	10,974	256,243
Veritiv Corp.(a)	406	17,003
W.W. Grainger, Inc.	2,160	936,446
Watsco, Inc.	1,546	452,762
WESCO International, Inc.(a)	2,266	207,838

		7,002,425

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,112	103,661

Water Utilities — 0.1%
American States Water Co.	2,405	190,452
American Water Works Co., Inc.	8,866	1,383,007
Artesian Resources Corp., Class A	493	19,942
Cadiz, Inc.(a)(b)	459	5,347
California Water Service Group	3,436	201,865
Consolidated Water Co. Ltd.	1,363	16,043
Essential Utilities, Inc.	11,676	550,290
Global Water Resources, Inc.	881	15,021
Middlesex Water Co.	609	49,950
SJW Group	1,031	67,582
York Water Co.	673	34,754

		2,534,253

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	1,697	23,690
Gogo, Inc.(a)(b)	2,125	22,143
Shenandoah Telecommunications Co.	3,319	156,856
Spok Holdings, Inc.	353	3,625
Telephone & Data Systems, Inc.	5,293	121,633
T-Mobile US, Inc.(a)	27,346	3,613,227
United States Cellular Corp.(a)	438	14,949

		3,956,123

Total Common Stocks — 98.8% (Cost: $1,351,297,861)		2,112,172,299

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 0.6%
iShares Russell 3000 ETF(d)	54,141	$13,521,173

Total Investment Companies — 0.6% (Cost: $10,518,622)		13,521,173

Total Long-Term Investments — 99.4% (Cost: $1,361,816,483)		2,125,693,472

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(d)(f)(g)	33,038,431	33,054,950
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(d)(f)	36,299,503	36,299,503

Total Short-Term Securities — 3.3% (Cost: $69,343,974)		69,354,453

Total Investments — 102.7% (Cost: $1,431,160,457)		2,195,047,925

Liabilities in Excess of Other Assets — (2.7)%		(57,154,117)

Net Assets — 100.0%		$2,137,893,808

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,893,139	$17,173,127	(a)	$—	$491	$(11,807)	$33,054,950	33,038,431	$101,230	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,994,749	32,304,754	(a)	—	—	—	36,299,503	36,299,503	5,359		—
BlackRock, Inc.	3,237,306	1,248,066		—	—	1,506,169	5,991,541	7,313	65,493		—
iShares Russell 3000 ETF	4,927,513	64,285,489		(58,407,841)	623,049	2,092,963	13,521,173	54,141	126,995		—
PennyMac Financial Services, Inc.(c)	59,189	58,033		(55,956)	13,840	35,801	N/A	N/A	893		—
PennyMac Mortgage Investment Trust(c)	84,358	14,559		—	—	(19,258)	N/A	N/A	5,324		—

					$637,380	$3,603,868	$88,867,167		$305,294		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	17	06/18/21	$1,922	$4,407
S&P 500 E-Mini Index	63	06/18/21	13,149	381,294

				$385,701

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$32,320,190	$—	$—	$32,320,190
Air Freight & Logistics	13,436,257	—	—	13,436,257
Airlines	6,228,937	—	—	6,228,937
Auto Components	5,511,618	—	—	5,511,618
Automobiles	33,802,741	—	—	33,802,741
Banks	96,821,519	—	—	96,821,519
Beverages	27,661,829	—	—	27,661,829
Biotechnology	54,094,965	—	1,200	54,096,165
Building Products	13,343,902	—	—	13,343,902
Capital Markets	59,213,000	—	—	59,213,000
Chemicals	38,774,789	—	—	38,774,789
Commercial Services & Supplies	11,194,024	—	—	11,194,024
Communications Equipment	16,460,953	—	—	16,460,953
Construction & Engineering	3,771,879	—	—	3,771,879
Construction Materials	2,854,676	—	—	2,854,676
Consumer Finance	14,496,557	—	—	14,496,557
Containers & Packaging	8,929,405	—	—	8,929,405
Distributors	2,508,084	—	—	2,508,084
Diversified Consumer Services	3,515,533	—	—	3,515,533

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Financial Services	$27,095,667	$—	$—	$27,095,667
Diversified Telecommunication Services	24,836,835	—	—	24,836,835
Electric Utilities	31,525,059	—	—	31,525,059
Electrical Equipment	14,053,732	—	—	14,053,732
Electronic Equipment, Instruments & Components	15,285,393	—	—	15,285,393
Energy Equipment & Services	4,762,084	—	—	4,762,084
Entertainment	40,479,666	—	—	40,479,666
Equity Real Estate Investment Trusts (REITs)	67,116,784	—	—	67,116,784
Food & Staples Retailing	25,773,185	—	—	25,773,185
Food Products	20,813,789	—	—	20,813,789
Gas Utilities	2,695,167	—	—	2,695,167
Health Care Equipment & Supplies	74,057,764	—	—	74,057,764
Health Care Providers & Services	54,141,917	—	—	54,141,917
Health Care Technology	5,961,199	—	—	5,961,199
Hotels, Restaurants & Leisure	45,935,164	—	—	45,935,164
Household Durables	11,831,056	—	—	11,831,056
Household Products	24,931,902	—	—	24,931,902
Independent Power and Renewable Electricity Producers	1,995,048	—	—	1,995,048
Industrial Conglomerates	21,942,015	—	—	21,942,015
Insurance	45,269,624	—	—	45,269,624
Interactive Media & Services	117,329,217	—	—	117,329,217
Internet & Direct Marketing Retail	79,004,950	—	—	79,004,950
IT Services	110,502,136	—	—	110,502,136
Leisure Products	3,962,307	—	—	3,962,307
Life Sciences Tools & Services	28,010,865	—	—	28,010,865
Machinery	41,828,839	—	—	41,828,839
Marine	475,255	—	—	475,255
Media	28,411,569	—	—	28,411,569
Metals & Mining	10,767,603	—	—	10,767,603
Mortgage Real Estate Investment Trusts (REITs)	3,481,928	—	—	3,481,928
Multi-line Retail	10,452,008	—	—	10,452,008
Multi-Utilities	14,904,463	—	—	14,904,463
Oil, Gas & Consumable Fuels	48,280,235	—	—	48,280,235
Paper & Forest Products	632,317	—	—	632,317
Personal Products	4,587,990	—	—	4,587,990
Pharmaceuticals	66,477,301	—	—	66,477,301
Professional Services	14,666,226	—	—	14,666,226
Real Estate Management & Development	3,251,672	—	—	3,251,672
Road & Rail	24,552,228	—	—	24,552,228
Semiconductors & Semiconductor Equipment	99,774,545	—	—	99,774,545
Software	188,200,941	—	—	188,200,941
Specialty Retail	50,773,279	—	—	50,773,279
Technology Hardware, Storage & Peripherals	111,384,354	1,498	—	111,385,852
Textiles, Apparel & Luxury Goods	16,372,482	—	—	16,372,482
Thrifts & Mortgage Finance	3,119,262	—	—	3,119,262
Tobacco	11,925,259	—	—	11,925,259
Trading Companies & Distributors	7,002,425	—	—	7,002,425
Transportation Infrastructure	103,661	—	—	103,661
Water Utilities	2,534,253	—	—	2,534,253
Wireless Telecommunication Services	3,956,123	—	—	3,956,123
Investment Companies	13,521,173	—	—	13,521,173
Short-Term Securities
Money Market Funds	69,354,453	—	—	69,354,453

	$2,195,045,227	$1,498	$1,200	$2,195,047,925

Derivative Financial Instruments(a)
Assets
Equity Contracts	$385,701	$—	$—	$385,701

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	28